UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 23373

NORTH SQUARE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Name and address of agent for service)

(312) 857-2160
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period:  November 1, 2021 – April 30, 2022

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

NORTH SQUARE ADVISORY RESEARCH SMALL CAP VALUE FUND
(formerly known as North Square Advisory Research All Cap Value Fund)

NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND

NORTH SQUARE MCKEE BOND FUND

NORTH SQUARE STRATEGIC INCOME FUND

APRIL 30, 2022

As of January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, www.northsquareinvest.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, such as a broker-dealer or bank, or, if you are a direct investor, by calling the Funds toll-free at 1-855-551-5521.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call the Funds toll-free at 1-855-551-5521 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary.

North Square Investments | www.northsquareinvest.com

North Square Funds

Table of Contents

Fund Performance	3
Schedules of Investments	7
Statements of Assets and Liabilities	41
Statements of Operations	42
Statements of Changes in Net Assets	43
Financial Highlights	45
Notes to Financial Statements	50
Supplemental Information	60
Expense Examples	66

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

North Square Advisory Research Small Cap Value Fund
FUND PERFORMANCE at April 30, 2022 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of April 30, 2022	6 Month	1 Year	5 Year	10 Year	Inception	Date
Class I*	(7.45)%	(0.60)%	9.78%	10.24%	10.57%	11/16/09
Russell 2000 Value Total Return**	(9.50)%	(6.59)%	6.75%	9.81%	10.41%	11/16/09
Russell 3000 Value Total Return	(4.30)%	0.79%	8.89%	11.06%	11.01%	11/16/09

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

*	Effective January 11, 2022, the North Square Advisory Research All Cap Value Fund changed names to the North Square Advisory Research Small Cap Value Fund.
**
Effective January 11, 2022, the Russell 2000 Value Total Return Index has replaced the Russell 3000 Value Total Return Index as the Fund’s primary benchmark as the Russell 2000 Value Total Return Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.

The Fund acquired all assets and assumed the liabilities of the Advisory Research Small Cap Value Fund (the “Predecessor Fund”) effective the close of business on February 21, 2020. The Predecessor Fund commenced investment operations on November 16, 2009. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the performance table above prior to February 21, 2020 reflect the performance of the Predecessor Fund.

Gross and net expense ratios for Class I shares were 1.63% and 0.95%, respectively, which were the amounts stated in the current prospectus dated February 28, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.94% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until February 28, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Altrinsic International Equity Fund
FUND PERFORMANCE at April 30, 2022 (Unaudited)

				Average Annual
		Calendar	Since		Since	Inception
Total Returns as of April 30, 2022	6 Months	Year to Date	Inception	1 Year	Inception	Date
Class I	(8.62)%	(7.78)%	(0.51)%	(8.40)%	(0.36)%	12/04/20
MSCI EAFE Index	(11.80)%	(12.00)%	0.14%	(8.15)%	0.10%	12/04/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class I shares were 1.43% and 0.97%, respectively, which were the amounts stated in the current prospectus dated February 28, 2022. For the Fund’s current expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.97% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until February 28, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square McKee Bond Fund
FUND PERFORMANCE at April 30, 2022 (Unaudited)

				Average Annual
		Calendar	Since		Since	Inception
Total Returns as of April 30, 2022	6 Months	Year to Date	Inception	1 Year	Inception	Date
Class I*	(7.26)%	(7.14)%	(7.37)%	N/A	N/A	5/19/21
Class R6*	(7.17)%	(7.08)%	(8.01)%	(7.24)%	(6.06)%	12/28/20
Bloomberg Barclays Intermediate Aggregate Bond Index	(7.16)%	(7.09)%	(8.21)%	(7.27)%	(6.20)%	12/28/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

*	Effective December 1, 2021, Class I was re-classified to Class R6 and Class Y was re-classified to Class I.

Gross expense ratios for Class I and R6 shares were 0.64% and 0.73%, respectively, and net expense ratios for Class I and R6 shares were 0.47% and 0.28%, respectively, which were the amounts stated in the current prospectus dated February 28, 2022. For the Fund’s current expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.47% and 0.28% of the average daily net assets of the Fund’s Class I shares and Class R6 shares, respectively. This agreement is in effect until February 28, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Strategic Income Fund
FUND PERFORMANCE at April 30, 2022 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of April 30, 2022	6 Month	1 Year	5 Year	10 Year	Inception	Date
Class I	(5.14)%	(2.92)%	4.14%	4.27%	4.08%	12/31/12
Bloomberg US Aggregate Bond Index	(9.47)%	(8.51)%	1.20%	2.36%	1.56%	12/31/12
Bloomberg Intermediate Credit Index	(7.66)%	(7.30)%	1.75%	1.73%	2.06%	12/31/12

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

The Fund acquired all assets and assumed the liabilities of the Advisory Research Strategic Income Fund (the “Predecessor Fund”) effective the close of business on February 21, 2020. The Predecessor Fund commenced investment operations on December 31, 2012 after the conversion of a limited partnership account, the Advisory Research Value Income Fund, L.P. (the “Predecessor Account”), which commenced operations on June 30, 2003. As a result of each reorganization, the Fund is the accounting successor of each the Predecessor Fund and Predecessor Account. Performance results shown in the performance table above between February 21, 2020 and December 31, 2012 reflect the performance of the Predecessor Fund, and performance results shown prior to December 31, 2012 reflect the performance of the Predecessor Account. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

Gross and net expense ratios for Class I shares were 1.29% and 0.91%, respectively, which were the amounts stated in the current prospectus dated February 28, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or  pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.90% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until February 28, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Advisory Research Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 99.3%

	BASIC MATERIALS – 7.6%

	Specialty Chemicals – 7.6%
42,139	Element Solutions Inc.	$868,906
27,060	Valvoline, Inc.	818,024
	TOTAL BASIC MATERIALS	1,686,930

	CONSUMER DISCRETIONARY – 15.8%

	Casinos and Gambling – 3.6%
11,455	Monarch Casino & Resort, Inc.*	803,568

	Consumer Services: Misc. – 3.6%
21,575	IAA Inc.*	790,724

	Recreational Products – 3.5%
39,841	Leslie’s, Inc.*	780,883

	Restaurants and Bars – 1.6%
17,245	Ruth’s Hospitality Group, Inc.	361,628

	Specialty Retailers – 3.5%
4,235	Asbury Automotive Group, Inc.*	778,012
	TOTAL CONSUMER DISCRETIONARY	3,514,815

	CONSUMER STAPLES – 4.8%

	Food Retailers and Wholesalers – 4.8%
21,862	Performance Food Group Co.*	1,076,704
	TOTAL CONSUMER STAPLES	1,076,704

	ENERGY – 10.1%

	Oil Equipment and Services – 3.6%
37,500	Championx Corp.	791,250

	Oil: Crude Producers – 6.5%
16,349	Denbury Inc.*	1,046,009
14,295	Viper Energy Partners LP	410,695
		1,456,704
	TOTAL ENERGY	2,247,954

	FINANCIALS – 25.0%

	Banks – 14.8%
15,005	BankUnited, Inc.	563,288
11,357	First Interstate BancSystem, Inc. – Class A	369,329
8,200	First Merchants Corp.	321,358
4,277	Nicolet Bankshares, Inc.*	348,062
5,488	South State Corp.	424,991
9,930	Texas Capital Bancshares, Inc.*	510,005
15,386	Webster Financial Corp.	769,146
		3,306,179
	Diversified Financial Services – 6.1%
15,080	Cannae Holdings, Inc.*	337,792
22,525	Hillman Solutions Corp.*	261,966
71,755	Holley Inc.*	756,298
		1,356,056

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	FINANCIALS (Continued)

	Property and Casualty Insurance – 4.1%
3,860	Enstar Group Ltd.*[1]	$909,995
	TOTAL FINANCIALS	5,572,230

	HEALTH CARE – 5.9%

	Health Care Services – 3.3%
8,845	Addus HomeCare Corp.*	745,457

	Pharmaceuticals – 2.6%
12,725	Harmony Biosciences Holdings, Inc.*	573,134
	TOTAL HEALTH CARE	1,318,591

	INDUSTRIALS – 19.4%

	Aerospace – 3.1%
16,675	Spirit AeroSystems Holdings, Inc. – Class A	701,017

	Containers and Packaging – 1.4%
42,405	Ardagh Metal Packaging S.A.*[1]	302,348

	Diversified Industrials – 1.0%
14,275	Luxfer Holdings PLC[1]	230,399

	Electrical Components – 1.3%
2,220	Regal Rexnord Corp.	282,473

	Electronic Equipment: Gauges and Meters – 2.0%
56,260	Mirion Technologies, Inc.*	443,891

	Industrial Suppliers – 3.0%
52,632	Gates Industrial Corp. plc*[1]	671,058

	Machinery: Engines – 2.1%
6,095	Brunswick Corp.	460,843

	Machinery: Industrial – 1.1%
5,031	ESAB Corp.*	236,457

	Professional Business Support Services – 2.3%
30,137	First Advantage Corp.*	523,178

	Railroad Equipment – 2.1%
16,625	Trinity Industries, Inc.	461,177
	TOTAL INDUSTRIALS	4,312,841

	TECHNOLOGY – 8.9%

	Computer Hardware – 5.2%
38,445	Switch, Inc. – Class A	1,147,968

	Computer Services – 1.9%
27,430	Dun & Bradstreet Holdings, Inc.*	433,120

	Consumer Digital Services – 1.8%
5,865	TechTarget, Inc.*	394,773
	TOTAL TECHNOLOGY	1,975,861

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	TELECOMMUNICATIONS – 1.8%

	Telecommunications Services – 1.8%
20,585	WideOpenWest, Inc.*	$412,729
	TOTAL TELECOMMUNICATIONS	412,729
	TOTAL COMMON STOCKS
	(Cost $23,852,403)	22,118,655

	SHORT-TERM INVESTMENT – 0.7%
147,277	First American Treasury Obligations Fund – Class X, 0.29%[2]	147,277
	TOTAL SHORT-TERM INVESTMENT
	(Cost $147,277)	147,277
	TOTAL INVESTMENTS – 100.0%
	(Cost $23,999,680)	22,265,932
	Other Assets in Excess of Liabilities – 0.0%	4,732
	TOTAL NET ASSETS – 100.0%	$22,270,664

PLC – Public Limited Company

*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Financials	25.0%
Industrials	19.4%
Consumer Discretionary	15.8%
Energy	10.1%
Technology	8.9%
Basic Materials	7.6%
Health Care	5.9%
Consumer Staples	4.8%
Telecommunications	1.8%
Total Common Stocks	99.3%
Short-Term Investment	0.7%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 94.1%

	BERMUDA – 2.5%
6,247	Everest Re Group, Ltd.	$1,716,113

	CANADA – 1.6%
8,707	Agnico Eagle Mines Ltd.	507,009
119,004	Kinross Gold Corp.	601,203
		1,108,212
	CHINA – 3.8%
38,064	Alibaba Group Holding Ltd.*	464,293
56,506	Baidu, Inc. – Class A*	900,915
250,400	Sands China Ltd.*	551,925
28,283	Trip.com Group Ltd. – ADR*	668,893
		2,586,026
	FRANCE – 12.2%
25,669	Accor SA*	843,322
45,662	AXA SA	1,207,993
45,782	Bureau Veritas SA	1,315,169
15,629	Danone	945,107
16,643	Sanofi	1,759,085
21,236	SCOR SE	600,425
32,677	TotalEnergies SE	1,604,541
		8,275,642
	GERMANY – 7.4%
2,500	adidas AG	504,149
8,455	Continental AG	579,516
13,580	Daimler Truck Holding AG*	365,232
13,985	Fresenius Medical Care AG & Co. KGaA	869,685
13,051	SAP SE	1,322,670
8,628	Siemens AG	1,060,858
15,731	Siemens Energy AG	303,015
		5,005,125
	INDIA – 1.1%
13,157	HDFC Bank Ltd. – ADR	726,398

	IRELAND – 6.3%
6,410	CRH Public Limited Co.	253,355
1,112	Linde Public Limited Co.	348,766
16,077	Medtronic, PLC	1,677,796
9,156	Willis Towers Watson Public Limited Co.	1,967,258
		4,247,175
	ISRAEL – 2.1%
11,521	Check Point Software Technologies Ltd.*	1,454,987

	JAPAN – 14.7%
116,746	Astellas Pharma Inc.	1,777,542
15,987	Daito Trust Construction Co., Ltd.	1,539,738
41,643	Japan Exchange Group Inc.	620,081
53,825	KUBOTA CORP.	914,415
29,908	Makita Corp.	883,986
1,788	Nintendo Co., Ltd.	816,027

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	JAPAN (Continued)
37,891	Sekisui House, Ltd.	$658,089
41,801	Sumitomo Mitsui Trust Holdings, Inc.	1,297,399
26,698	Tokio Marine Holdings, Inc.	1,443,526
		9,950,803
	NETHERLANDS – 6.7%
13,052	Akzo Nobel N.V.	1,132,218
17,793	Euronext NV	1,425,617
20,656	Heineken N.V.	2,016,259
		4,574,094
	REPUBLIC OF KOREA – 3.5%
33,731	KB Financial Group Inc.	1,569,305
605	Samsung Electronics Co., Ltd. – GDR	790,288
		2,359,593
	SINGAPORE – 1.8%
176,531	Singapore Exchange Ltd.	1,242,133

	SPAIN – 1.5%
6,927	Aena SME, S.A.*	983,010

	SWEDEN – 0.9%
24,861	ASSA ABLOY AB – Class B	628,291

	SWITZERLAND – 13.6%
9,939	Chubb Ltd.	2,051,907
29,398	Julius Baer Group Ltd.	1,404,867
12,381	Nestle S.A.	1,598,314
16,115	Novartis AG	1,424,071
1,851	Roche Holding AG	686,377
4,441	Zurich Insurance Group AG	2,021,854
		9,187,390
	UNITED KINGDOM – 13.7%
3,591	Aon PLC – Class A	1,034,172
33,301	BP p.l.c – ADR	956,405
34,306	Diageo plc	1,711,487
81,770	GlaxoSmithKline PLC	1,843,307
49,031	Liberty Global plc – Class A*	1,115,945
1,261,463	Lloyds Banking Group plc	716,466
36,504	Smiths Group PLC	667,998
81,809	Vodafone Group PLC – ADR	1,242,679
		9,288,459
	UNITED STATES – 0.7%
5,878	Cognizant Technology Solutions Corp. – Class A	475,530
	TOTAL COMMON STOCKS
	(Cost $67,647,292)	63,808,981

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Number
of Shares		Value
	PREFERRED STOCK – 1.2%

	GERMANY – 1.2%
12,947	Henkel AG & Co. KGaA	$831,346
	TOTAL PREFERRED STOCK
	(Cost $1,186,186)	831,346

	SHORT-TERM INVESTMENT – 4.3%
2,882,518	First American Treasury Obligations Fund – Class X, 0.29%[1]	2,882,518
	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,882,518)	2,882,518
	TOTAL INVESTMENTS – 99.6%
	(Cost $71,715,996)	67,522,845
	Other Assets in Excess of Liabilities – 0.4%	267,697
	TOTAL NET ASSETS – 100.0%	$67,790,542

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
PLC – Public Limited Company

*	Non-Income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Financials	31.0%
Health Care	14.8%
Industrials	10.5%
Consumer Staples	9.2%
Consumer Discretionary	6.3%
Communication Services	6.0%
Information Technology	6.0%
Materials	4.2%
Energy	3.8%
Real Estate	2.3%
Total Common Stocks	94.1%
Preferred Stock	1.2%
Short-Term Investment	4.3%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	ASSET BACKED SECURITIES – 7.6%
	Aligned Data Centers Issuer LLC
$400,000	1.937%, 08/15/2046[1]	$361,840
	American Credit Acceptance Receivables Trust 2021-2
446,000	1.340%, 07/13/2027[1]	424,305
	Americredit Automobile Receivables Trust 2019-2
139,925	2.540%, 07/18/2024	140,263
	AMSR 2019-SFR1 Trust
500,000	2.774%, 01/20/2039[1]	473,745
	AMSR 2021-SFR2 Trust
200,000	1.527%, 08/19/2038[1]	179,607
	Amur Equipment Finance Receivables IX LLC
74,996	0.750%, 11/20/2026[1]	73,256
	Amur Equipment Finance Receivables X LLC
785,000	2.200%, 01/20/2028[1]	746,606
	Burlington Northern and Santa Fe Railway Co 2006-1 Pass Through Trust
53,817	5.720%, 01/15/2024	55,180
	CNH Equipment Trust 2019-A
13,309	3.010%, 04/15/2024	13,366
	DT Auto Owner Trust 2020-1
18,849	2.160%, 05/15/2024[1]	18,853
	Enterprise Fleet Funding 2021-1 LLC
376,926	0.440%, 12/20/2026[1]	367,480
	Exeter Automobile Receivables Trust 2021-3
317,000	0.350%, 02/18/2025	314,944
306,000	0.690%, 01/15/2026	298,824
	FedEx Corp 2020-1 Class AA Pass Through Trust
322,847	1.875%, 08/20/2035	285,785
	Flagship Credit Auto Trust 2021-3
96,510	0.360%, 07/15/2027[1]	94,144
	GLS Auto Receivables Issuer Trust 2021-3
574,000	0.780%, 11/17/2025[1]	554,212
	GM Financial Automobile Leasing Trust 2020-2
290,000	2.560%, 07/20/2024	288,619
	GM Financial Automobile Leasing Trust 2021-3
4,035	0.240%, 12/20/2023	4,006
	MMAF Equipment Finance LLC 2018-A
247,452	3.390%, 01/10/2025[1]	248,848
	Oportun Funding XIV LLC
100,000	1.210%, 03/08/2028[1]	97,050
	Oscar US Funding X LLC
336,257	3.270%, 05/11/2026[1,2]	337,203
	Oscar US Funding XII LLC
110,000	0.700%, 04/10/2025[1,2]	106,496
	Santander Retail Auto Lease Trust 2021-C
227,000	0.500%, 03/20/2025[1]	220,083
	Tricon Residential 2022-SFR1 Trust
528,000	3.856%, 04/17/2039[1]	516,657
	Union Pacific Railroad Co 2005 Pass Through Trust
26,656	5.082%, 01/02/2029	27,801

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	ASSET BACKED SECURITIES (Continued)
	Verizon Master Trust
$274,000	0.690%, 05/20/2027	$258,986
	Verizon Owner Trust 2020-C
635,000	0.670%, 04/21/2025	608,996
	VMC Finance 2021-FL4 LLC
354,096	1.654% (1 Month LIBOR USD + 1.100%), 06/18/2036[1,3]	348,802
	Volvo Financial Equipment LLC Series 2019-2
109,282	2.040%, 11/15/2023[1]	109,438
	Westlake Automobile Receivables Trust 2020-2
300,000	1.320%, 07/15/2025[1]	299,606
	Westlake Automobile Receivables Trust 2020-3
52,577	0.560%, 05/15/2024[1]	52,471
	Westlake Automobile Receivables Trust 2021-1
89,209	0.390%, 10/15/2024[1]	88,751
295,000	0.640%, 03/16/2026[1]	289,657
	Westlake Automobile Receivables Trust 2021-2
320,000	0.620%, 07/15/2026[1]	309,920
	Westlake Automobile Receivables Trust 2021-3
1,000,000	1.290%, 01/15/2027[1]	965,226
	World Omni Auto Receivables Trust 2019-C
172,595	1.960%, 12/15/2024	172,755
	TOTAL ASSET BACKED SECURITIES
	(Cost $10,128,326)	9,753,781

	CORPORATE BONDS – 26.7%

	COMMUNICATION SERVICES – 2.3%

	Diversified Telecommunication Services – 1.6%
	AT&T Inc.
292,000	1.700%, 03/25/2026	269,836
300,000	4.350%, 03/01/2029	303,180
	Verizon Communications Inc.
1,702,000	2.100%, 03/22/2028	1,526,093
		2,099,109
	Entertainment – 0.4%
	The Walt Disney Co.
301,000	1.750%, 01/13/2026	282,352
180,000	2.000%, 09/01/2029	157,574
		439,926
	Media – 0.3%
	Fox Corp.
389,000	3.050%, 04/07/2025	382,132
	TOTAL COMMUNICATION SERVICES	2,921,167

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	CONSUMER DISCRETIONARY – 2.4%

	Automobiles – 1.6%
	American Honda Finance Corp.
$218,000	2.000%, 03/24/2028	$197,096
	Daimler Finance North America LLC
150,000	1.450%, 03/02/2026[1]	137,177
	General Motors Financial Co., Inc.
1,207,000	1.250%, 01/08/2026	1,081,243
345,000	4.300%, 04/06/2029	329,617
	Hyundai Capital America
250,000	5.875%, 04/07/2025[1]	260,906
		2,006,039
	Hotels, Restaurants & Leisure – 0.4%
	Starbucks Corp.
528,000	3.550%, 08/15/2029	503,446

	Internet & Direct Marketing Retail – 0.2%
	Amazon.com, Inc.
265,000	3.300%, 04/13/2027	263,034

	Specialty Retail – 0.2%
	The Home Depot, Inc.
338,000	2.950%, 06/15/2029	323,156
	TOTAL CONSUMER DISCRETIONARY	3,095,675

	CONSUMER STAPLES – 1.4%

	Beverages – 0.4%
	Anheuser-Busch InBev Worldwide Inc.
283,000	4.750%, 01/23/2029	291,547
	PepsiCo, Inc.
243,000	2.625%, 03/19/2027	234,598
		526,145
	Household Products – 0.1%
	The Procter & Gamble Co.
107,000	1.200%, 10/29/2030	88,321

	Tobacco – 0.9%
	Altria Group, Inc.
360,000	4.800%, 02/14/2029	357,236
	B.A.T. Capital Corp.
254,000	2.259%, 03/25/2028	217,324
257,000	4.906%, 04/02/2030	248,294
	Philip Morris International Inc.
354,000	2.750%, 02/25/2026	342,903
		1,165,757
	TOTAL CONSUMER STAPLES	1,780,223

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	ENERGY – 1.3%

	Oil, Gas & Consumable Fuels – 1.3%
	BP Capital Markets America Inc.
$175,000	3.017%, 01/16/2027	$168,594
191,000	3.543%, 04/06/2027	188,145
	Chevron Corp.
361,000	2.954%, 05/16/2026	353,312
	Saudi Arabian Oil Co.
200,000	3.500%, 04/16/2029[1,2]	194,180
	Shell International Finance B.V.
888,000	2.375%, 11/07/2029[2]	793,521
	TOTAL ENERGY	1,697,752

	FINANCIALS – 12.6%

	Banks – 8.8%
	Bank of America Corp.
1,321,000	1.658% (SOFR + 0.910%), 03/11/2027[3]	1,197,543
325,000	1.734% (SOFR + 0.960%), 07/22/2027[3]	291,985
504,000	2.572% (SOFR + 1.210%), 10/20/2032[3]	426,408
	Bank of Montreal
170,000	1.850%, 05/01/2025[2]	161,608
	The Bank of Nova Scotia
717,000	1.300%, 06/11/2025[2]	665,808
	Canadian Imperial Bank of Commerce
415,000	2.250%, 01/28/2025[2]	399,913
	Citigroup Inc.
628,000	0.981% (SOFR + 0.669%), 05/01/2025[3]	592,661
388,000	3.070% (SOFR + 1.280%), 02/24/2028[3]	364,998
	Cooperatieve Rabobank U.A.
556,000	1.980% (1 Year CMT Rate + 0.730%), 12/15/2027[1,2,3]	504,574
	F.N.B. Corp. of Pennsylvania
249,000	2.200%, 02/24/202[3]	246,919
	Federation des caisses Desjardins du Quebec
220,000	2.050%, 02/10/2025[1,2]	209,847
	Fifth Third Bancorp
464,000	3.650%, 01/25/2024	465,194
	JPMorgan Chase & Co.
783,000	0.969% (SOFR + 0.580%), 06/23/2025[3]	737,317
1,688,000	2.005% (SOFR + 1.585%), 03/13/2026[3]	1,591,176
525,000	1.578% (SOFR + 0.885%), 04/22/2027[3]	475,278
286,000	1.953% (SOFR + 1.065%), 02/04/2032[3]	233,889
	PNC Financial Services Group, Inc.
301,000	1.150%, 08/13/2026	273,043
513,000	2.550%, 01/22/2030	459,148
	The Toronto-Dominion Bank
716,000	1.150%, 06/12/2025[2]	664,547
282,000	1.250%, 09/10/2026[2]	253,225

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	FINANCIALS (Continued)

	Banks (Continued)
	U.S. Bancorp
$79,000	2.677% (SOFR + 1.020%), 01/27/2033[3]	$69,974
	Wells Fargo & Co.
779,000	3.526% (SOFR + 1.510%), 03/24/2028[3]	748,766
	Westpac Banking Corp.
276,000	1.953%, 11/20/2028[2]	243,568
		11,277,389
	Capital Markets – 2.5%
	The Charles Schwab Corp.
87,000	2.000%, 03/20/2028	78,593
	The Goldman Sachs Group, Inc.
881,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025[3]	867,653
477,000	1.431% (SOFR + 0.798%), 03/09/2027[3]	426,329
692,000	1.992% (SOFR + 1.090%), 01/27/2032[3]	559,589
	Morgan Stanley
349,000	0.790% (SOFR + 0.525%), 05/30/2025[3]	326,705
1,092,000	1.593% (SOFR + 0.879%), 05/04/2027[3]	983,022
		3,241,891
	Consumer Finance – 0.7%
	Capital One Financial Corp.
1,029,000	1.878% (SOFR + 0.855%), 11/02/2027[3]	921,381

	Insurance – 0.6%
	Berkshire Hathaway Finance Corp.
812,000	2.875%, 03/15/2032	735,943
	TOTAL FINANCIALS	16,176,604

	HEALTH CARE – 1.5%

	Biotechnology – 0.5%
	AbbVie Inc.
195,000	3.600%, 05/14/2025	193,957
	Amgen Inc.
382,000	3.000%, 02/22/2029	358,798
197,000	2.450%, 02/21/2030	173,982
		726,737
	Health Care Providers & Services – 0.8%
	CVS Health Corp.
70,000	4.300%, 03/25/2028	70,366
	UnitedHealth Group Inc.
914,000	3.750%, 07/15/2025	923,034
		993,400
	Pharmaceuticals – 0.2%
	AstraZeneca PLC
268,000	0.700%, 04/08/2026[2]	239,863
	TOTAL HEALTH CARE	1,960,000

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	INDUSTRIALS – 1.6%

	Aerospace & Defense – 0.8%
	The Boeing Co.
$1,022,000	4.875%, 05/01/2025	$1,035,909

	Air Freight & Logistics – 0.1%
	United Parcel Service, Inc.
152,000	3.900%, 04/01/2025	153,950

	Road & Rail – 0.7%
	BNSF Railway Co 2015-1 Pass Through Trust
194,923	3.442%, 06/16/2028[1]	194,807
	CSX Corp.
150,000	3.800%, 03/01/2028	149,144
	CSX Transportation, Inc.
322,983	6.251%, 01/15/2023	329,959
	Union Pacific Railroad Co 2014-1 Pass Through Trust
151,081	3.227%, 05/14/2026	148,796
		822,706
	TOTAL INDUSTRIALS	2,012,565

	INFORMATION TECHNOLOGY – 2.0%

	Semiconductors & Semiconductor Equipment – 0.3%
	Broadcom Inc.
399,000	3.459%, 09/15/2026	388,837

	Software – 0.3%
	Oracle Corp.
390,000	3.250%, 11/15/2027	363,375

	Technology Hardware, Storage & Peripherals – 1.4%
	Apple Inc.
590,000	2.050%, 09/11/2026	559,531
655,000	1.200%, 02/08/2028	573,989
	Hewlett Packard Enterprise Co.
682,000	1.450%, 04/01/2024	657,540
		1,791,060
	TOTAL INFORMATION TECHNOLOGY	2,543,272

	MATERIALS – 0.2%

	Chemicals – 0.2%
	DuPont de Nemours, Inc.
306,000	4.493%, 11/15/2025	311,803
	TOTAL MATERIALS	311,803

	REAL ESTATE – 0.4%

	Equity Real Estate Investment Trusts (REITs) – 0.4%
	Crown Castle International Corp.
504,000	1.050%, 07/15/2026	445,384
	TOTAL REAL ESTATE	445,384

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	UTILITIES – 1.0%

	Electric Utilities – 0.8%
	Duke Energy Corp.
$151,000	2.450%, 06/01/2030	$131,930
	NextEra Energy Capital Holdings, Inc.
419,000	1.900%, 06/15/2028	371,459
	Pacific Gas and Electric Co.
349,000	1.367%, 03/10/2023	344,035
	Virginia Electric and Power Co.
176,000	3.150%, 01/15/2026	172,551
		1,019,975
	Multi-Utilities – 0.2%
	Consolidated Edison Co. of New York, Inc.
222,000	3.350%, 04/01/2030	210,303
	TOTAL UTILITIES	1,230,278
	TOTAL CORPORATE BONDS
	(Cost $37,381,899)	34,174,723

	MORTGAGE BACKED SECURITIES – 40.0%
	BBCMS Mortgage Trust 2022-C14
233,201	1.727%, 02/18/2055	223,702
	COMM 2012-CCRE4 Mortgage Trust
243,278	2.853%, 10/17/2045	243,252
	DBUBS 2017-BRBK Mortgage Trust
300,000	3.452%, 10/12/2034[1]	295,412
	Ellington Financial Mortgage Trust 2020-1
309,336	2.006%, 05/25/2065[1,4]	303,936
	EQUS 2021-EQAZ Mortgage Trust
600,000	0.861% (1 Month LIBOR USD + 0.755%), 10/15/2036[1,3]	585,828
	Fannie Mae Pool
14,666	4.500%, 07/01/2026	15,123
50,081	2.500%, 08/01/2028	49,162
38,882	5.000%, 11/01/2029	40,671
11,610	4.000%, 10/01/2030	11,572
96,126	4.500%, 05/01/2031	98,131
84,817	4.000%, 09/01/2031	85,753
37,413	4.500%, 01/01/2032	38,189
24,090	3.500%, 04/01/2032	24,000
474,988	2.500%, 06/01/2032	466,177
206,478	3.500%, 07/01/2032	207,898
154,603	3.500%, 02/01/2033	155,729
1,105,990	3.500%, 05/01/2033	1,124,847
320,991	3.000%, 05/01/2033	310,536
130,588	3.500%, 12/01/2033	130,992
92,462	4.500%, 05/01/2034	94,607
110,357	4.000%, 06/01/2034	112,116
151,770	3.500%, 08/01/2034	150,518
122,406	3.500%, 12/01/2034	121,653

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	Fannie Mae Pool (Continued)
$256,589	3.500%, 02/01/2035	$257,382
172,225	3.000%, 02/01/2035	171,431
121,071	4.000%, 11/01/2035	122,711
57,670	3.500%, 11/01/2035	57,318
333,032	2.500%, 04/01/2037	310,425
129,630	4.000%, 07/01/2037	130,831
127,337	3.500%, 12/01/2037	125,439
126,358	4.000%, 12/01/2037	127,748
88,005	4.000%, 06/01/2038	89,631
82,103	3.000%, 08/01/2038	79,383
4,528	4.000%, 03/01/2039	4,576
614,580	3.000%, 01/01/2040	594,552
93,179	4.500%, 01/01/2040	97,239
656,249	2.500%, 06/01/2040	610,089
12,517	4.500%, 07/01/2040	13,063
351,068	2.000%, 08/01/2040	316,363
89,481	4.000%, 09/01/2040	90,310
21,806	4.500%, 09/01/2040	22,757
4,091	4.000%, 09/01/2040	4,140
386,878	3.000%, 10/01/2040	369,680
227,642	2.500%, 10/01/2040	212,074
272,300	2.000%, 11/01/2040	245,206
14,391	4.500%, 11/01/2040	14,817
35,336	4.500%, 12/01/2040	36,789
173,232	2.000%, 01/01/2041	155,962
98,662	4.000%, 01/01/2041	99,755
465,956	2.500%, 02/01/2041	426,826
393,652	1.500%, 03/01/2041	337,939
250,569	2.500%, 03/01/2041	233,391
86,808	4.500%, 04/01/2041	90,605
21,427	4.500%, 05/01/2041	22,318
521,527	2.500%, 09/01/2041	483,828
1,750,333	3.000%, 10/01/2041	1,676,909
532,817	2.500%, 10/01/2041	494,962
9,392	4.000%, 10/01/2041	9,434
337,862	2.500%, 11/01/2041	313,436
21,600	3.000%, 09/01/2042	20,843
143,838	3.000%, 04/01/2043	138,588
126,595	3.500%, 07/01/2043	125,469
46,170	3.500%, 01/01/2044	45,761
405,017	3.000%, 04/01/2045	389,798
37,638	3.500%, 12/01/2045	37,116
194,460	4.500%, 03/01/2046	202,908
115,488	3.000%, 04/01/2046	110,778
185,784	2.500%, 05/01/2046	170,970
151,803	3.000%, 06/01/2046	146,609
113,966	3.500%, 06/01/2046	112,533
74,303	3.000%, 10/01/2046	71,160

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	Fannie Mae Pool (Continued)
$6,761	3.000%, 11/01/2046	$6,483
668,382	3.000%, 02/01/2047	642,428
1,127,921	2.500%, 11/01/2047	1,039,185
295,962	2.500%, 12/01/2047	272,167
55,616	3.500%, 03/01/2048	54,529
214,493	2.500%, 04/01/2048	197,629
119,644	3.000%, 04/01/2048	114,586
359,641	3.500%, 08/01/2048	353,780
112,112	3.500%, 11/01/2048	109,657
10,810	4.500%, 11/01/2048	11,032
144,619	3.000%, 12/01/2048	138,606
48,488	3.000%, 02/01/2049	46,285
20,875	3.500%, 02/01/2049	20,361
660,795	2.500%, 07/01/2049	608,883
602,079	3.500%, 09/01/2049	575,822
108,142	3.000%, 12/01/2049	102,430
419,639	2.500%, 04/01/2050	378,047
300,155	2.500%, 05/01/2050	270,444
164,573	3.500%, 08/01/2050	161,932
561,303	2.500%, 09/01/2050	513,896
141,284	2.500%, 10/01/2050	129,672
358,665	2.000%, 03/01/2051	318,359
1,461,397	2.500%, 07/01/2051	1,338,644
847,818	2.500%, 08/01/2051	774,980
613,517	2.500%, 09/01/2051	560,733
2,539,329	2.500%, 10/01/2051	2,326,986
295,903	2.500%, 12/01/2051	270,903
643,595	3.000%, 01/01/2052	609,683
801,667	3.000%, 02/01/2052	758,542
	Fannie Mae REMICS
1,227	7.000%, 11/25/2022	1,224
30,969	5.500%, 01/25/2026	31,730
119,035	4.000%, 04/25/2033	120,739
225,000	4.000%, 09/25/2033	225,001
4,544	5.000%, 08/25/2035	4,791
228,000	3.500%, 10/25/2037	225,763
5,788	4.500%, 02/25/2038	5,812
1,434	2.000%, 07/25/2041	1,421
45,594	2.000%, 12/25/2041	43,107
136,793	3.500%, 02/25/2043	135,785
110,116	2.000%, 02/25/2043	104,733
9,765	3.500%, 08/25/2043	9,782
195,352	2.000%, 10/25/2044	185,850
45,985	3.000%, 04/25/2045	44,832
8,341	3.500%, 08/25/2045	8,337
79,515	2.500%, 01/25/2048	75,008
568,000	4.000%, 05/25/2049[5]	572,593
102,845	3.500%, 09/25/2048	103,018

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	Fannie Mae REMICS (Continued)
$694,401	2.000%, 04/25/2049	$641,634
79,951	3.000%, 07/25/2049	76,563
11,786	3.500%, 06/25/2053	11,633
	Fannie Mae Trust 2003-W8
16,122	1.018% (1 Month LIBOR USD + 0.350%), 05/25/2042[3]	16,055
	Fannie Mae-Aces
69,423	3.501%, 01/25/2024	69,665
	Freddie Mac Gold Pool
3,921	6.000%, 01/01/2024	3,994
14,528	4.500%, 12/01/2024	14,872
36,993	4.500%, 10/01/2028	38,587
80,126	4.500%, 05/01/2031	81,864
163,002	4.500%, 06/01/2031	166,537
6,911	4.000%, 09/01/2031	6,993
50,895	3.500%, 05/01/2032	51,267
244,605	3.500%, 08/01/2032	245,845
124,549	3.000%, 11/01/2032	120,861
48,497	3.500%, 06/01/2033	48,358
125,958	4.000%, 11/01/2033	128,080
15,913	3.500%, 07/01/2036	15,570
157,249	3.500%, 08/01/2036	156,801
26,977	4.500%, 12/01/2039	28,173
25,895	4.000%, 01/01/2041	26,228
46,639	3.000%, 11/01/2042	45,021
105,159	3.500%, 12/01/2042	104,073
659,023	3.000%, 12/01/2046	632,086
71,756	3.000%, 01/01/2047	68,796
	Freddie Mac Multifamily Structured Pass Through Certificates
11,831	0.792% (1 Month LIBOR USD + 0.340%), 07/25/2024[3]	11,822
16,469	2.802%, 01/25/2046[4]	16,445
	Freddie Mac Pool
252,190	3.500%, 07/01/2030	252,970
28,735	2.000%, 12/01/2030	27,514
121,088	2.500%, 11/01/2031	118,791
55,973	3.000%, 10/01/2032	55,538
309,408	4.000%, 06/01/2033	312,417
89,609	3.500%, 11/01/2034	90,226
357,691	3.000%, 07/01/2038	348,227
491,064	3.000%, 09/01/2039	470,852
727,267	3.000%, 06/01/2040	693,915
174,359	2.500%, 04/01/2042	161,654
472,393	2.500%, 10/01/2046	434,753
671,571	4.500%, 02/01/2047	690,318
38,797	3.500%, 01/01/2048	38,085
263,351	2.500%, 11/01/2050	240,896
355,820	2.000%, 02/01/2051	315,062
527,679	2.500%, 03/01/2051	483,021

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	Freddie Mac Pool (Continued)
$429,934	2.000%, 11/01/2051	$380,014
582,522	3.000%, 12/01/2051	551,089
	Freddie Mac REMICS
24,724	4.500%, 09/15/2025	25,234
162,679	3.500%, 08/15/2027	162,773
4,654	3.000%, 11/15/2032	4,653
4,664	3.000%, 09/15/2037	4,673
217,222	3.000%, 08/15/2040	217,260
180,292	2.000%, 09/15/2041	171,217
18,643	2.000%, 12/15/2041	17,603
381,876	2.000%, 11/15/2042	361,446
84,679	3.000%, 05/15/2043	83,150
41,642	3.000%, 11/15/2043	41,488
110,113	2.000%, 03/25/2044	105,687
236,620	3.000%, 08/15/2044	231,506
595	4.000%, 07/15/2045	594
345,305	3.000%, 06/25/2048	330,848
155,190	1.000%, 04/25/2049	140,170
60,566	1.000%, 01/25/2050	49,894
239,122	3.250%, 04/15/2053[6]	237,046
54,380	3.000%, 01/15/2055	53,829
	Freddie Mac STACR REMIC Trust 2021-DNA3
84,459	1.039% (SOFR30A + 0.750%), 10/25/2033[1,3]	83,628
	Freddie Mac STACR REMIC Trust 2022-DNA1
1,000,000	1.289% (SOFR30A + 1.000%), 01/27/2042[1,3]	982,435
	Freddie Mac STACR REMIC Trust 2022-DNA1
826,000	2.251% (SOFR30A + 2.000%), 04/25/2042[1,3]	826,687
	Freddie Mac Structured Agency Credit Risk Debt Notes
48,426	1.089% (SOFR30A + 0.800%), 08/25/2033[1,3]	48,136
	Freddie Mac Structured Pass-Through Certificates
119,660	1.619% (12 Month US Treasury Average + 1.400%), 07/25/2044[3]	123,208
18,623	1.419% (12 Month US Treasury Average + 1.200%), 10/25/2044[3]	18,935
	Government National Mortgage Association
563	5.000%, 12/20/2027	573
63,304	5.500%, 09/20/2033	65,496
146,985	2.750%, 06/20/2042	144,394
209,000	3.000%, 01/20/2043	203,388
46,067	2.200%, 11/16/2043	45,896
13,747	2.250%, 09/16/2044	13,628
36,201	2.000%, 03/20/2045	34,456
15,017	2.500%, 10/20/2045	14,846
25,381	2.500%, 09/20/2046	24,824
477,029	2.000%, 03/20/2050	443,426
165,882	1.000%, 08/20/2050	140,001
200,465	1.250%, 05/20/2051	171,450
1,933,535	1.750%, 09/20/2051	1,800,176
8,074	2.700%, 12/16/2054[4]	8,073

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	GS Mortgage Securities Corp Trust 2021-RENT
$296,924	1.325% (1 Month LIBOR USD + 0.700%), 11/21/2035[1,3]	$293,992
	GS Mortgage Securities Corp Trust 2021-ROSS
310,000	1.705% (1 Month LIBOR USD + 1.150%), 06/16/2036[1,3]	304,572
	ILPT Trust 2019-SURF
145,000	4.145%, 02/13/2041[1]	144,951
	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
124,000	2.822%, 08/17/2049	119,188
	Morgan Stanley Capital I Trust 2015-UBS8
168,000	3.809%, 12/17/2048	167,103
	Morgan Stanley Capital I Trust 2016-UBS12
413,000	3.596%, 12/17/2049	405,800
	Morgan Stanley Capital I Trust 2016-UBS9
337,000	3.594%, 03/17/2049	333,558
	PSMC 2020-3 Trust
925,000	3.000%, 11/25/2050[1,4]	871,141
	RLGH Trust 2021-TROT
430,000	1.355% (1 Month LIBOR USD + 0.800%), 04/15/2036[1,3]	424,085
	Seasoned Credit Risk Transfer Trust
93,293	2.000%, 11/25/2060	87,474
	UBS Commercial Mortgage Trust
334,000	2.921%, 10/18/2052	307,022
	UBS-Barclays Commercial Mortgage Trust 2012-C4
24,626	2.533%, 12/12/2045	24,616
	UBS-Barclays Commercial Mortgage Trust 2013-C5
98,649	2.687%, 03/12/2046	98,816
	UBS-Barclays Commercial Mortgage Trust 2013-C6
656,000	3.244%, 04/12/2046	654,632
	VNDO 2012-6AVE Mortgage Trust
300,000	2.996%, 11/15/2030[1]	300,790
	Wells Fargo Commercial Mortgage Trust 2016-C35
160,000	2.931%, 07/17/2048	153,910
	Wells Fargo Commercial Mortgage Trust 2016-NXS6
437,000	2.918%, 11/18/2049	420,199
	Wells Fargo Commercial Mortgage Trust 2017-RB1
351,000	3.635%, 03/15/2050	346,253
	Wells Fargo Commercial Mortgage Trust 2021-SAVE
222,710	1.704% (1 Month LIBOR USD + 1.150%), 02/15/2040[1,3]	219,800
	WFRBS Commercial Mortgage Trust 2013-C12
157,897	3.198%, 03/17/2048	158,039
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $55,503,897)	51,279,699

	U.S. GOVERNMENT AGENCY ISSUES – 18.3%
	Federal Farm Credit Banks Funding Corp.
1,375,000	2.280%, 02/14/2028	1,304,719
676,000	2.450%, 02/23/2028	647,594
2,000,000	1.300%, 09/20/2028	1,781,255
585,000	2.750%, 03/07/2029	564,381
710,000	1.370%, 03/20/2029	621,605

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	U.S. GOVERNMENT AGENCY ISSUES (Continued)
	Federal Farm Credit Banks Funding Corp. (Continued)
$347,000	2.870%, 02/25/2030	$335,058
2,095,000	2.150%, 12/01/2031	1,840,398
687,000	2.950%, 02/17/2032	647,080
247,000	2.940%, 02/23/2032	235,586
1,849,000	3.000%, 03/08/2032	1,756,746
668,000	3.800%, 04/05/2032	656,072
1,378,000	2.480%, 02/01/2034	1,207,131
1,355,000	3.250%, 02/23/2035	1,259,082
1,706,000	3.360%, 02/23/2037	1,579,353
	Federal Home Loan Banks
550,875	1.000%, 03/23/2026	509,288
1,640,000	0.625%, 11/23/2026[5]	1,541,385
550,000	2.500%, 02/25/2027	536,588
200,000	4.000%, 04/13/2027	200,029
925,000	3.200%, 04/21/2027	916,178
965,000	2.500%, 04/29/2027[5]	963,716
100,000	0.500%, 08/26/2027[6]	92,047
685,000	2.750%, 02/22/2034	627,361
360,000	2.900%, 02/18/2037	325,089
1,270,000	3.000%, 02/24/2037	1,140,109
	Ginnie Mae I Pool
920	4.500%, 04/15/2023	933
76,189	4.000%, 11/15/2024	77,966
313,457	3.020%, 09/15/2041	308,048
359,593	3.000%, 08/15/2045	345,629
	Ginnie Mae II Pool
114,237	3.500%, 04/20/2027	114,708
40,814	3.500%, 07/20/2027	40,983
747,234	3.500%, 12/20/2034	752,413
71,844	5.000%, 07/20/2048	74,732
463,445	3.000%, 10/20/2051	442,955
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $24,892,004)	23,446,217

	U.S. GOVERNMENT NOTES/BONDS – 4.1%
	United States Treasury Note/Bond
476,000	0.875%, 01/31/2024	461,608
2,591,000	2.625%, 04/15/2025	2,572,580
1,727,000	1.875%, 02/28/2027	1,644,698
453,000	2.750%, 04/30/2027	449,142
175,000	1.750%, 01/31/2029	162,135
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $5,344,118)	5,290,163

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	FOREIGN GOVERNMENT AGENCY ISSUES – 1.5%
	International Bank for Reconstruction and Development
$712,000	0.650%, 02/24/2026[2]	$651,713
1,500,000	2.700%, 12/28/2037[2]	1,327,977
	TOTAL FOREIGN GOVERNMENT AGENCY ISSUES
	(Cost $2,180,623)	1,979,690

	CERTIFICATES OF DEPOSIT – 1.2%
	American Express National Bank
245,000	2.000%, 03/09/2027	233,722
	Goldman Sachs Bank USA/New York NY
865,000	1.000%, 02/11/2026	804,556
	HSBC Bank USA NA
225,000	0.506% (3 Month LIBOR USD + 0.000%), 11/15/2022[3]	224,699
	JPMorgan Chase Bank NA
72,000	0.622% (3 Month LIBOR USD + 0.100%), 12/04/2023[3]	71,926
100,000	0.508% (3 Month LIBOR USD + 0.000%), 11/29/2024[3]	98,389
105,000	0.916% (3 Month LIBOR USD + 0.000%), 12/17/2025[3]	101,945
	TOTAL CERTIFICATES OF DEPOSIT
	(Cost $1,604,763)	1,535,237

	SHORT TERM INVESTMENT – 0.7%
946,931	First American Treasury Obligations Fund – Class X, 0.29%[7]	946,931
	TOTAL SHORT-TERM INVESTMENT
	(Cost $946,931)	946,931
	TOTAL INVESTMENTS – 100.1%
	(Cost $137,982,561)	128,406,441
	Liabilities in Excess of Other Assets – (0.1)%	(186,184)
	TOTAL NET ASSETS – 100.0%	$128,220,257

CMT – Constant Maturity Rate
LIBOR – London Inter-bank Offered Rate
PLC – Public Limited Company
SOFR – Secured Overnight Financing Rate

[1]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At April 30, 2022, the value of these securities total $14,471,141 which represents 11.29% of total net assets.

[2]	Foreign security denominated in U.S. Dollars.
[3]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of April 30, 2022.
[4]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of April 30, 2022.
[5]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.45% of Net Assets. The total value of these securities is $572,593.
[6]	Step-up bond; the interest rate shown is the rate in effect as of April 30, 2022.
[7]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SUMMARY OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Asset Backed Securities	7.6%
Corporate Bonds
Financials	12.6%
Consumer Discretionary	2.4%
Communication Services	2.3%
Information Technology	2.0%
Industrials	1.6%
Health Care	1.5%
Consumer Staples	1.4%
Energy	1.3%
Utilities	1.0%
Real Estate	0.4%
Materials	0.2%
Total Corporate Bonds	26.7%
Mortgage Backed Securities	40.0%
U.S. Government Agency Issues	18.3%
U.S. Government Notes/Bonds	4.1%
Foreign Government Agency Issues	1.5%
Certificates of Deposit	1.2%
Short-Term Investment	0.7%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 3.9%

	ENERGY – 0.9%

	Oil, Gas & Consumable Fuels – 0.9%
4,049	Pioneer Natural Resources Co.	$941,271
	TOTAL ENERGY	941,271

	INDUSTRIALS – 0.5%

	Aerospace & Defense – 0.5%
1,166	Lockheed Martin Corp.	503,852
	TOTAL INDUSTRIALS	503,852

	MATERIALS – 2.5%

	Chemicals – 1.0%
9,711	Nutrien Ltd.[1]	954,106

	Metals & Mining – 1.5%
22,749	Barrick Gold Corp.[1]	507,530
7,898	BHP Group Ltd.[1]	529,008
6,975	Newmont Corp.	508,129
		1,544,667
	TOTAL MATERIALS	2,498,773
	TOTAL COMMON STOCKS
	(Cost $3,982,979)	3,943,896

	PURCHASED CALL OPTION – 0.5%
150	S&P500 EMINI OPTN Sep22C 4550,
	Expiration Date: September 2022, Exercise Price $4,550.00	519,375
	TOTAL PURCHASED CALL OPTION
	(Cost $965,898)	519,375

Principal
Amount
	ASSET BACKED SECURITIES – 14.6%
	Aegis Asset Backed Securities Trust 2005-2
$2,374,719	1.388% (1 Month LIBOR USD + 0.720%), 06/25/2035[3]	2,304,474
	Aligned Data Centers Issuer LLC
1,048,000	1.937%, 08/15/2046[2]	948,021
	Asset-Backed Pass-Through Certificates Series 2004-R2
849,698	1.313% (1 Month LIBOR USD + 0.645%), 04/25/2034[3]	845,479
	Countrywide Asset-Backed Certificates
543,297	1.328% (1 Month LIBOR USD + 0.660%), 03/25/2036[3]	542,809
	FBR Securitization Trust
1,000,000	1.373% (1 Month LIBOR USD + 0.705%), 11/26/2035[3]	985,247
	Foundation Finance Trust 2017-1
85,054	3.300%, 07/15/2033[2]	85,310
	HI-FI Music IP Issuer LP
1,000,000	3.939%, 02/01/2062[2]	993,465
	HSI Asset Securitization Corp Trust 2006-OPT3
405,370	1.208% (1 Month LIBOR USD + 0.540%), 02/25/2036[3]	400,805

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	ASSET BACKED SECURITIES (Continued)
	JP Morgan Mortgage Acquisition Trust 2006-CH1
$290,000	0.988% (1 Month LIBOR USD + 0.320%), 07/25/2036[3]	$286,122
	JP Morgan Mortgage Acquisition Trust 2007-CH3
508,246	0.928% (1 Month LIBOR USD + 0.260%), 03/25/2037[3]	502,040
	Long Beach Mortgage Loan Trust 2005-1
1,172,495	1.943% (1 Month LIBOR USD + 1.275%), 02/25/2035[3]	1,164,044
	NMEF Funding 2022-A LLC
2,000,000	2.580%, 10/16/2028[2]	1,964,548
	OASIS 2020-2 LLC
122,396	4.262%, 05/15/2032[2]	122,438
	Oasis Securitization Funding LLC
671,838	2.143%, 10/15/2033[2]	663,531
	Planet Fitness Master Issuer LLC
1,250,000	3.251%, 12/05/2051[2]	1,157,704
	RASC Series 2005-EMX2 Trust
239,476	1.643% (1 Month LIBOR USD + 0.650%), 07/25/2035[3]	239,576
	Renaissance Home Equity Loan Trust 2005-3
956,184	5.140%, 11/25/2035[5]	964,638
	Soundview Home Loan Trust 2006-OPT3
612,755	1.008% (1 Month LIBOR USD + 0.340%), 06/25/2036[3]	612,346
	TOTAL ASSET BACKED SECURITIES
	(Cost $14,973,411)	14,782,597

	CORPORATE BONDS – 52.1%

	COMMUNICATION SERVICES – 2.4%

	Diversified Telecommunication Services – 0.9%
	T-Mobile USA, Inc.
1,000,000	3.500%, 04/15/2031[2]	887,700

	Entertainment – 1.0%
	Netflix Inc.
1,000,000	4.875%, 06/15/2030[2]	976,480

	Wireless Telecommunication Services – 0.5%
	Vodafone Group PLC
515,000	7.000% (5 Year Swap Rate USD + 4.873%), 04/04/2079[1,3]	544,556
	TOTAL COMMUNICATION SERVICES	2,408,736

	CONSUMER DISCRETIONARY – 4.8%

	Automobiles – 4.8%
	BMW US Capital, LLC
1,500,000	3.250%, 04/01/2025[2]	1,487,151
	Ford Motor Credit Co. LLC
1,500,000	3.810%, 01/09/2024	1,475,708
	General Motors Financial Co., Inc.
1,000,000	5.700% (5 Year CMT Rate + 4.997%), 09/30/2169[3]	980,000
	NISSAN MOTOR CO., LTD.
1,000,000	4.810%, 09/17/2030[1]	940,275
	TOTAL CONSUMER DISCRETIONARY	4,883,134

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	CONSUMER STAPLES – 2.8%

	Food Products – 2.8%
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc.
$1,000,000	3.000%, 02/02/2029[1,2]	$891,340
	Kraft Heinz Foods Co.
1,500,000	3.000%, 06/01/2026	1,434,688
	Mondelez International Inc.
500,000	2.125%, 03/17/2024	491,198
	TOTAL CONSUMER STAPLES	2,817,226

	ENERGY – 2.8%

	Oil, Gas & Consumable Fuels – 2.8%
	Enbridge Inc.
800,000	5.750% (5 Year CMT Rate + 5.314%), 07/15/2080[1,3]	796,000
	Schlumberger Holdings Corp.
2,000,000	3.750%, 05/01/2024[2]	2,013,256
	TOTAL ENERGY	2,809,256

	FINANCIALS – 26.0%

	Banks – 18.9%
	Australia and New Zealand Banking Group Ltd.
1,250,000	6.750% (5 Year Mid Swap Rate USD + 5.168%), 12/29/2049[1,3]	1,310,419
	Banco Bilbao Vizcaya Argentaria, S.A.
1,000,000	6.500% (5 Year CMT Rate + 5.192%), 06/05/2025[1,3]	971,250
	Bank of America Corp.
850,000	6.500% (3 Month LIBOR USD + 4.174%), 04/23/2025[3]	868,598
1,000,000	6.125% (5 Year CMT Rate + 3.231%), 07/27/2170[3]	1,002,500
	Bank of Montreal
500,000	2.150%, 03/08/2024[1]	490,118
	BNP Paribas SA
700,000	7.375% (5 Year Swap Rate USD + 5.150%), 12/29/2049[1,3]	729,123
	Citigroup Inc.
1,300,000	4.000% (5 Year CMT Rate + 3.597%), 06/10/2169[3]	1,183,000
	CoBank ACB
1,000,000	4.250% (5 Year CMT Rate + 3.049%), 07/01/2170[3]	915,000
	Commerzbank Aktiengesellschaft
1,000,000	7.000% (5 Year Swap Rate USD + 5.228%), 04/09/2171[1,3]	989,000
	Credit Agricole S.A.
1,000,000	7.875% (5 Year Swap Rate USD + 4.898%), 01/29/2049[1,2,3]	1,027,500
	Fifth Third Bancorp
1,000,000	4.500% (5 Year CMT Rate + 4.215%), 12/30/2025[3]	972,417
	HSBC Holdings PLC
1,000,000	6.000% (5 Year Swap Rate EUR + 5.338%), 03/29/2164[1,3]	1,075,477
	Huntington Bancshares Inc.
1,000,000	4.450% (7 Year CMT Rate + 4.045%), 03/15/2168[3]	960,083
500,000	5.625% (10 Year CMT Rate + 4.945%), 01/15/2169[3]	500,985
	JPMorgan Chase & Co.
1,100,000	6.750% (3 Month LIBOR USD + 3.780%), 01/29/2050[3]	1,120,031

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	FINANCIALS (Continued)

	Banks (Continued)
	Lloyds Banking Group plc
$700,000	6.750% (5 Year CMT Rate + 4.815%), 12/27/2166[1,3]	$705,624
	M&T Bank Corp.
325,000	6.450% (3 Month LIBOR USD + 3.610%), 12/29/2049[3]	327,234
	NatWest Group plc
500,000	8.000% (5 Year Swap Rate USD + 5.720%), 12/29/2049[3]	527,170
	Regions Financial Corp.
500,000	5.750% (5 Year CMT Rate + 5.430%), 12/15/2165[3]	511,250
	Skandinaviska Enskilda Banken AB
800,000	5.125% (5 Year CMT Rate + 3.463%), 11/13/2025[1,3]	768,500
	SVB Financial Group
500,000	4.000% (5 Year CMT Rate + 3.202%), 11/15/2169[3]	435,475
	Truist Financial Corp.
1,000,000	5.100% (10 Year CMT Rate + 4.349%), 03/01/2061[3]	1,001,250
	Westpac Banking Corp.
750,000	5.000% (5 Year Mid Swap Rate USD + 2.888%), 09/21/2162[1,3]	712,500
		19,104,504
	Capital Markets – 3.7%
	The Bank of New York Mellon Corp.
900,000	4.700% (5 Year CMT Rate + 4.358%), 03/20/2169[3]	900,000
	The Charles Schwab Corp.
500,000	5.375% (5 Year CMT Rate + 4.971%), 05/01/2025[3]	506,285
240,000	6.106% (3 Month LIBOR USD + 4.820%), 02/28/2049[3]	239,400
	Credit Suisse Group AG
500,000	5.250% (5 Year CMT Rate + 4.889%), 08/11/2027[1,2,3]	440,625
	The Goldman Sachs Group, Inc.
125,000	5.300% (3 Month LIBOR USD + 3.834%), 12/29/2049[3]	123,671
1,000,000	5.500% (5 Year CMT Rate + 3.623%), 08/10/2168[3]	1,004,540
	Northern Trust Corp.
250,000	4.600% (3 Month LIBOR USD + 3.202%), 04/01/2027[3]	243,438
	State Street Corp.
250,000	4.423% (3 Month LIBOR USD + 3.597%), 12/29/2049[3]	249,862
		3,707,821
	Consumer Finance – 0.9%
	Ally Financial Inc.
500,000	4.700% (7 Year CMT Rate + 3.481%), 11/15/2169[3]	431,655
	American Express Co.
500,000	2.250%, 03/04/2025	482,744
		914,399
	Insurance – 2.5%
	Assurant, Inc.
700,000	7.000% (3 Month LIBOR USD + 4.135%), 03/27/2048[3]	724,048
	MetLife, Inc.
1,400,000	3.850% (5 Year CMT Rate + 3.576%), 03/15/2026[3]	1,336,720
	PartnerRe Finance B LLC
500,000	4.500% (5 Year CMT Rate + 3.815%), 10/01/2050[3]	468,680
		2,529,448
	TOTAL FINANCIALS	26,256,172

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	HEALTH CARE – 0.5%

	Health Care Providers & Services – 0.5%
	Centene Corp.
$650,000	2.500%, 03/01/2031	$541,304
	TOTAL HEALTH CARE	541,304

	INDUSTRIALS – 4.1%

	Airlines – 0.5%
	American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
500,000	5.750%, 04/20/2029[1,2]	482,600

	Commercial Services & Supplies – 0.5%
	Syngenta Finance N.V.
500,000	5.182%, 04/24/2028[1]	502,036

	Industrial Conglomerates – 2.6%
	Caterpillar Financial Services Corp.
1,660,000	3.250%, 12/01/2024	1,666,200
	General Electric Co.
1,000,000	4.156% (3 Month LIBOR USD + 3.330%), 09/15/2169[3]	948,620
		2,614,820
	Machinery – 0.5%
	Stanley Black & Decker Inc.
500,000	2.300%, 02/24/2025	485,693
	TOTAL INDUSTRIALS	4,085,149

	INFORMATION TECHNOLOGY – 2.0%

	Technology Hardware, Storage & Peripherals – 2.0%
	Apple Inc.
2,000,000	3.250%, 02/23/2026	1,997,613
	TOTAL INFORMATION TECHNOLOGY	1,997,613

	MATERIALS – 2.9%

	Metals & Mining – 2.9%
	Alcoa Nederland Holding BV
1,200,000	6.125%, 05/15/2028[1,2]	1,222,200
	Freeport-McMoRan Inc.
1,800,000	4.625%, 08/01/2030	1,741,257
	TOTAL MATERIALS	2,963,457

	UTILITIES – 3.8%

	Electric Utilities – 2.6%
	Duke Energy Corp.
1,000,000	4.875% (5 Year CMT Rate + 3.388%), 03/16/2025[3]	992,500
	Emera Inc.
750,000	6.750% (3 Month LIBOR USD + 5.440%), 06/15/2076[1,3]	763,125
	NextEra Energy Capital Holdings, Inc.
1,000,000	3.800% (5 Year CMT Rate + 2.547%), 03/15/2082[3]	872,066
		2,627,691

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	UTILITIES (Continued)

	Multi-Utilities – 1.2%
	CMS Energy Corp.
$700,000	3.750% (5 Year CMT Rate + 2.900%), 12/01/2050[3]	$589,750
	Dominion Energy, Inc.
650,000	5.750% (3 Month LIBOR USD + 3.057%), 10/01/2054[3]	648,218
		1,237,968
	TOTAL UTILITIES	3,865,659
	TOTAL CORPORATE BONDS
	(Cost $55,844,449)	52,627,706

	U.S. GOVERNMENT NOTES/BONDS – 2.8%
	United States Treasury Note/Bond
1,590,000	1.375%, 11/15/2031	1,388,641
1,575,000	1.875%, 02/15/2032	1,438,418
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $3,088,832)	2,827,059

	FOREIGN GOVERNMENT NOTES/BONDS – 1.3%
	Indonesia Treasury Bond
11,000,000,000	6.500%, 02/15/2031[1]	732,600
	Mexican Bonos
120,000	8.500%, 05/31/2029[1]	570,906
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS
	(Cost $1,365,101)	1,303,506

	MORTGAGE BACKED SECURITIES – 17.3%
	BX Commercial Mortgage Trust 2021-VOLT
1,000,000	1.504% (1 Month LIBOR USD + 0.950%), 09/15/2036[2,3]	975,658
	BX Trust 2021-SDMF
1,100,000	1.292% (1 Month LIBOR USD + 0.738%), 09/15/2034[2,3]	1,051,841
	CityLine Commercial Mortgage Trust 2016-CLNE
325,000	2.871%, 11/13/2031[2,5]	320,287
	COMM MTG TR 2014-277P
1,000,000	3.732%, 08/12/2049[2,5]	990,054
	Fannie Mae-Aces
510,362	0.776%, 05/25/2022[5]	18
3,804,284	1.500%, 08/25/2028[5]	279,895
3,481,946	1.386%, 03/26/2029[5]	240,936
	Freddie Mac Multiclass Certificates Series 2015-P001
3,025,000	1.826%, 10/27/2028[5]	292,097
	Freddie Mac Multifamily Structured Pass Through Certificates
19,383,866	1.107%, 01/25/2026[5]	549,701
10,546,288	1.628%, 01/25/2027[5]	619,762
13,244,551	1.084%, 06/25/2029[5]	746,005
2,700,000	1.914%, 04/25/2030[5]	327,023
2,074,000	1.985%, 04/25/2030[5]	260,242

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	Freddie Mac Multifamily Structured Pass Through Certificates (Continued)
$3,332,000	1.704%, 08/25/2030[5]	$371,717
8,200,000	1.778%, 09/25/2041[5]	166,393
1,835,000	3.286%, 04/25/2048[5]	365,266
2,035,000	2.722%, 01/25/2049[5]	351,547
1,715,000	2.711%, 02/25/2049[5]	302,578
	FREMF 2013-K28 Mortgage Trust
2,000,000	3.608%, 06/25/2046[2,5]	2,003,824
	FREMF 2013-K29 Mortgage Trust
850,000	3.591%, 05/25/2046[2,5]	851,150
	FREMF 2013-K30 Mortgage Trust
488,190	3.666%, 06/25/2045[2,5]	486,218
	FREMF 2014-K37 Mortgage Trust
1,000,000	4.716%, 01/25/2047[2,5]	1,008,577
	FREMF 2016-K55 Mortgage Trust
400,000	4.297%, 04/25/2049[2,5]	390,452
	FREMF 2016-K59 Mortgage Trust
63,500,818	0.100%, 11/25/2049[2]	216,646
	Government National Mortgage Association
2,412,148	0.821%, 12/16/2056[5]	113,090
4,852,649	1.268%, 09/16/2060[5]	448,939
1,259,934	1.024%, 11/16/2060[5]	98,037
8,815,750	0.993%, 05/16/2063[5]	727,705
7,564,036	0.990%, 05/16/2063[5]	607,761
4,126,293	0.976%, 05/16/2063[5]	321,602
	Independence Plaza Trust 2018-INDP
1,500,000	4.158%, 07/12/2035[2]	1,455,850
	RAMP Series 2004-RS4 Trust
588,561	1.643% (1 Month LIBOR USD + 0.650%), 04/25/2034[3]	584,569
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $17,809,022)	17,525,440

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2022 (Unaudited)

Number of
Shares		Value
	SHORT TERM INVESTMENT – 6.2%
6,289,265	First American Treasury Obligations Fund – Class X, 0.29%[6]	$6,289,265
	TOTAL SHORT TERM INVESTMENT
	(Cost $6,289,265)	6,289,265
	TOTAL INVESTMENTS – 98.7%
	(Cost $104,318,957)	99,818,844
	Other Assets in Excess of Liabilities – 1.3%	1,331,719
	TOTAL NET ASSETS – 100.0%	$101,150,563

CMT – Constant Maturity Rate
LIBOR – London Inter-bank Offered Rate
PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At April 30, 2022, the value of these securities total $27,153,969 which represents 26.85% of total net assets.

[3]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of April 30, 2022.
[4]	Step-up bond; the interest rate shown is the rate in effect as of April 30, 2022.
[5]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of April 30, 2022.
[6]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
As of April 30, 2022 (Unaudited)

					Value
	Number of
	Contracts		Current	Value At
	Purchased	Settlement	Notional	Trade	Unrealized	Unrealized
Description	(Sold)	Month-Year	Amount	Date	Appreciation	(Depreciation)
Purchase Contracts:
US 10Yr Note (Cbt)	14	Jun-22	$1,668,187	$1,712,403	$—	$(44,216)
US 10Yr Ultra Future	166	Jun-22	21,414,000	21,839,309	—	(425,309)
US Ultra Bond Cbt	33	Jun-22	5,294,438	5,936,934	—	(642,496)
Total Purchase Contracts			$28,376,625	$29,488,646	$—	$(1,112,021)
Sale Contracts:
AUD Currency Future	(7)	Jun-22	$496,090	$501,740	$5,650	$—
GBP Currency Future	(27)	Jun-22	2,126,081	2,181,810	55,728	—
EUR Currency Future	(24)	Jun-22	3,176,700	3,262,313	85,613	—
JPY Currency Future	(5)	Jun-22	483,438	489,611	6,173	—
CAD Currency Future	(7)	Jun-22	545,335	548,230	2,895	—
S&P500 Emini Future	(45)	Jun-22	9,286,875	10,007,611	720,736	—
US 2Yr Note (Cbt)	(352)	Jun-22	74,206,000	74,713,917	507,917	—
US 5Yr Note (Cbt)	(137)	Jun-22	15,436,047	16,113,009	676,963	—
Total Sale Contracts			$105,756,566	$107,818,241	$2,061,675	$—
Total Futures Contracts			$(77,379,941)	$(78,329,595)	$2,061,675	$(1,112,021)
Net Unrealized Appreciation					$949,654

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Materials	2.5%
Energy	0.9%
Industrials	0.5%
Total Common Stocks	3.9%
Purchased Call Option	0.5%
Asset Backed Securities	14.6%
Corporate Bonds
Financials	26.0%
Consumer Discretionary	4.8%
Industrials	4.1%
Utilities	3.8%
Materials	2.9%
Consumer Staples	2.8%
Energy	2.8%
Communication Services	2.4%
Information Technology	2.0%
Health Care	0.5%
Total Corporate Bonds	52.1%
U.S. Government Notes/Bonds	2.8%
Foreign Government Notes/Bonds	1.3%
Mortgage Backed Securities	17.3%
Short-Term Investment	6.2%
Total Investments	98.7%
Other Assets in Excess of Liabilities	1.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2022 (Unaudited)

	North Square	North Square
	Advisory	Altrinsic	North Square	North Square
	Research Small	International	McKee	Strategic
	Cap Value Fund	Equity Fund	Bond Fund	Income Fund
Assets:
Investments, at cost	$23,999,680	$71,715,996	$137,982,561	$104,318,957
Investments, at value	$22,265,932	$67,522,845	$128,406,441	$99,818,844
Cash	—	—	—	5,313
Receivables:
Dividends and interest	1,910	353,441	477,133	724,628
Receivable for Investments Sold	—	—	70,711	—
Due from Advisor (Note 3)	—	—	3,847	—
Fund shares sold	—	—	2,991	94,258
Deposits	—	—	—	949,654
Prepaid expenses	21,747	37,197	55,704	23,894
Total assets	22,289,589	67,913,483	129,016,827	101,616,591

Liabilities:
Foreign Currency, at cost	—	45,769	—	—
Foreign Currency, at value	—	43,962	—	—
Cash	—	—	298	—
Payables:
Due to Broker	—	—	—	302,942
Payable for Investment Securities Purchased	—	—	683,853	—
Fund shares redeemed	—	—	—	50,751
Accrued expenses:
Due to Advisor (Note 3)	9,205	41,021	—	41,770
Legal fees	1,763	8,096	28,273	—
Fund administration fees	1,710	6,236	23,959	18,786
Auditing fees	1,682	5,564	17,871	10,172
Custody fees	1,316	10,028	9,644	4,285
Due to Trustees	1,193	3,277	10,429	7,663
Shareholder servicing fees (Note 6)	970	—	3,242	13,136
Transfer agent fees	796	3,947	14,903	10,677
Accrued other expenses	244	290	2,453	4,576
Chief Compliance Officer fees	46	520	1,645	1,270
Total liabilities	18,925	122,941	796,570	466,028

Net Assets	$22,270,664	$67,790,542	$128,220,257	$101,150,563

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with
an unlimited number of shares authorized)	$22,282,088	$71,061,652	$140,430,152	$102,994,216
Total distributable earnings (accumulated deficit)	(11,424)	(3,271,110)	(12,209,895)	(1,843,653)
Net Assets	$22,270,664	$67,790,542	$128,220,257	$101,150,563

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$22,270,664	$67,790,542	$9,263	$101,150,563
Shares of beneficial interest issued and outstanding	2,123,380	6,953,427	1,021	10,962,890
Net asset value, redemption and offering price per share	$10.49	$9.75	$9.07	$9.23
Class R6 Shares:
Net assets applicable to shares outstanding	$—	$—	$128,210,994	$—
Shares of beneficial interest issued and outstanding	—	—	14,117,575	—
Net asset value, redemption and offering price per share	$—	$—	$9.08	$—

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2022 (Unaudited)

	North Square	North Square
	Advisory	Altrinsic	North Square	North Square
	Research Small	International	McKee	Strategic
	Cap Value Fund	Equity Fund	Bond Fund	Income Fund
Investment Income:
Dividends (net of foreign withholding taxes and/or
issuance fees of $0, $86,176, $0, and $764, respectively)	$77,049	$747,456	$—	$200,058
Interest (net of foreign withholding taxes and/or
issuance fees of $0, $0, $909, and $2,471, respectively)	111	923	796,530	1,367,285
Total investment income	77,160	748,379	796,530	1,567,343

Expenses:
Advisory fees (Note 3)	63,325	210,307	162,217	322,452
Registration fees	12,759	10,009	10,162	11,582
Shareholder servicing fees (Note 6)	5,441	—	5,619	46,593
Legal fees	5,051	19,266	39,085	34,832
Fund administration fees	4,325	16,832	53,990	30,554
Custody fees	3,296	15,031	9,690	8,132
Transfer agent fees and expenses	2,353	9,944	31,138	18,421
Trustees’ fees and expenses	1,664	5,024	13,098	9,546
Auditing fees	1,376	3,396	9,320	6,735
Chief Compliance Officer fees (Note 3)	774	2,878	8,235	5,123
Fund accounting fees	429	1,806	5,905	3,164
Shareholder reporting fees	363	1,073	3,248	1,624
Offering costs	—	36,860	45,000	—
Other expenses	1,140	1,927	4,485	6,681
Total expenses	102,296	334,353	401,192	505,439
Less advisory fees waived &
expenses reimbursed (Note 3)	(17,062)	(79,355)	(211,929)	(90,859)
Net expenses	85,234	254,998	189,263	414,580
Net Investment income	(8,074)	493,381	607,267	1,152,763

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,644,827	469,138	(1,997,724)	(2,508,083)
Futures contracts	—	—	—	3,818,194
Foreign currency transactions	—	7,114	—	(5,748)
Net realized gain (loss)	1,644,827	476,252	(1,997,724)	1,304,363
Net change in unrealized appreciation/depreciation on:
Investments	(3,856,800)	(5,788,824)	(8,580,330)	(9,215,608)
Futures contracts	—	—	—	1,273,739
Foreign currency transactions	—	1,807	—	—
Net change in unrealized appreciation/depreciation	(3,856,800)	(5,787,017)	(8,580,330)	(7,941,869)
Net realized and unrealized gain (loss)	(2,211,973)	(5,310,765)	(10,578,054)	(6,637,506)
Net increase (decrease) in net assets from operations	$(2,220,047)	$(4,817,384)	$(9,970,787)	$(5,484,743)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	North Square Advisory Research		North Square Altrinsic
	Small Cap Value Fund		International Equity Fund
				For the Period
	For the	For the	For the	December 4,
	Period Ended	Year Ended	Period Ended	2020* through
	April 30,	October 31,	April 30,	October 31,
	2022	2021	2022	2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$(8,074)	$20,862	$493,381	$372,003
Net realized gain on investments and
foreign currency translations	1,644,827	784,340	476,252	435,463
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	(3,856,800)	1,342,207	(5,787,017)	1,592,898
Net increase (decrease) in net assets
resulting from operations	(2,220,047)	2,147,409	(4,817,384)	2,400,364

Distributions to shareholders	(727,531)	(514,487)	(831,136)	(22,954)

Capital Transactions:
Net proceeds from shares sold	19,153,406	5,221,139	28,875,000	42,332,562
Reinvestment of distributions	727,530	514,487	831,136	22,954
Cost of shares redeemed	(4,774,116)	(1,635,227)	(1,000,000)	—
Net increase in net assets
from capital transactions	15,106,820	4,100,399	28,706,136	42,355,516

Total increase (decrease) in net assets	12,159,242	5,733,321	23,057,616	44,732,926

Net Assets:
Beginning of Period	10,111,422	4,378,101	44,732,926	—
End of Period	$22,270,664	$10,111,422	$67,790,542	$44,732,926

Capital Share Transactions:
Shares sold	1,643,880	460,973	2,855,999	4,110,516
Shares reinvested	63,892	53,827	79,806	2,323
Shares redeemed	(412,744)	(155,852)	(95,217)	—
Net increase (decrease) in capital share transactions	1,295,028	358,948	2,840,588	4,112,839

*	Commencement of Operations

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square		North Square
	McKee Bond Fund		Strategic Income Fund
		For the Period
	For the	December 28,	For the	For the
	Period Ended	2020* through	Period Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2022	2021	2022	2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$607,267	$225,812	$1,152,763	$1,814,677
Net realized gain (loss) on investments and
foreign currency translations	(1,997,724)	(160,681)	1,304,363	2,325,327
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	(8,580,330)	(995,789)	(7,941,869)	1,973,179
Net increase (decrease) in net assets
resulting from operations	(9,970,787)	(930,658)	(5,484,743)	6,113,183

Distributions to shareholders:
Distributions:
Class I**	(60)	(38)	(3,050,075)	(5,504,517)
Class R6***	(835,542)	(472,810)	—	—
Total	(835,602)	(472,848)	(3,050,075)	(5,504,517)

Capital Transactions:
Net proceeds from shares sold:
Class I**	—	10,000	37,985,655	19,060,975
Class R6***	4,852,890	147,553,321	—	—
Reinvestment of distributions:
Class I**	60	38	2,999,624	5,465,425
Class R6***	745,482	372,220	—	—
Cost of shares redeemed:
Class I**	—	—	(10,760,060)	(19,962,307)
Class R6***	(5,863,197)	(7,240,662)	—	—
Net increase in net assets from capital transactions	(264,765)	140,694,917	30,225,219	4,564,093

Total increase in net assets	(11,071,154)	139,291,411	21,690,401	5,172,759

Net Assets:
Beginning of Period	139,291,411	—	79,460,162	74,287,403
End of Period	$128,220,257	$139,291,411	$101,150,563	$79,460,162

Capital Share Transactions:
Shares sold:
Class I**	—	1,011	3,889,318	1,888,568
Class R6***	502,869	14,843,011	—	—
Shares reinvested:
Class I**	6	4	306,618	551,632
Class R6***	78,703	37,556	—	—
Shares redeemed:
Class I**	—	—	(1,107,495)	(1,998,562)
Class R6***	(613,196)	(731,368)	—	—
Net increase (decrease) in capital share transactions	(31,618)	14,150,214	3,088,441	441,638

*	Commencement of Operations for Class R6.
**	This share class of North Square McKee Bond Fund was converted from “Class Y” to “Class I” effective December 1, 2021. The commencement of operations for this class was May 19, 2021.
***	This share class of North Square McKee Bond Fund was converted from “Class I” to “Class R6” effective December 1, 2021.

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended October 31,
	April 30, 2022
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.21	$9.33	$11.63	$14.73	$14.77	$12.99
Income from Investment Operations:
Net investment income[1]	(0.01)	0.04	0.08	0.07	0.06	0.06
Net realized and unrealized gain (loss)	(0.83)	3.95	(1.11)	0.85	1.27	2.68
Total from investment operations	(0.84)	3.99	(1.03)	0.92	1.33	2.74
Less Distributions:
From net investment income	(0.03)	(0.10)	(0.07)	(0.07)	(0.05)	(0.09)
From net realized gain	(0.85)	(1.01)	(1.20)	(3.95)	(1.32)	(0.87)
Total distributions	(0.88)	(1.11)	(1.27)	(4.02)	(1.37)	(0.96)
Redemption Fee Proceeds[1]	—	—	—	— [2]	— [2]	— [2]
Net asset value, end of period	$10.49	$12.21	$9.33	$11.63	$14.73	$14.77
Total return[3]	(7.45)%[4]	46.09%	(10.63)%	12.95%	9.33%	21.93%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,271	$10,111	$4,378	$9,385	$10,575	$15,603
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.13%[5]	1.63%	1.97%	1.76%	1.78%	1.74%
After fees waived and expenses absorbed	0.94%[5]	0.95%	0.97%[4]	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.28)%[5]	(0.34)%	(0.21)%	(0.17)%	(0.39)%	(0.29)%
After fees waived and expenses absorbed	(0.09)%[5]	0.34%	0.79%	0.59%	0.39%	0.45%
Portfolio turnover rate	36%[4]	45%	49%	26%	42%	31%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	The annual net expense ratio changed from 1.00% to 0.95% of net assets as of the close of business on February 21, 2020.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the	For the Period
	Six Months Ended	December 4,
	April 30, 2022	2020* through
	(Unaudited)	October 31, 2021
Net asset value, beginning of period	$10.88	$10.00
Income from Investment Operations:
Net investment income[1]	0.10	0.13
Net realized and unrealized gain (loss)	(1.03)	0.76
Total from investment operations	(0.93)	0.89
Less Distributions:
From net investment income	(0.09)	(0.01)
From net realized gain	(0.11)	—
Total distributions	(0.20)	(0.01)
Net asset value, end of period	$9.75	$10.88
Total return[2]	(8.62)%[3]	8.88%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$67,791	$44,733
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.27%[4]	1.43%[4]
After fees waived and expenses absorbed	0.97%[4]	0.97%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.57%[4]	0.92%[4]
After fees waived and expenses absorbed	1.87%[4]	1.38%[4]
Portfolio turnover rate	22%[3]	22%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not Annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the	For the Period
	Six Months Ended	May 19, 2021*
	April 30, 2022	through
	(Unaudited)	October 31, 2021
Net asset value, beginning of period	$9.84	$9.89
Income from Investment Operations:
Net investment income[1]	0.03	0.01
Net realized and unrealized gain (loss)	(0.74)	(0.02)
Total from investment operations	(0.71)	(0.01)
Less Distributions:
From net investment income	(0.06)	(0.04)
Total distributions	(0.06)	(0.04)
Net asset value, end of period	$9.07	$9.84
Total return[2]	(7.26)%[3]	(0.12)%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9	$10
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.56%[4]	0.64%[4]
After fees waived and expenses absorbed	0.47%[4]	0.47%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.60%[4]	0.13%[4]
After fees waived and expenses absorbed	0.69%[4]	0.30%[4]
Portfolio turnover rate	78%[3]	321%[3,5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not Annualized.
[4]	Annualized.
[5]	Securities purchased in-kind were excluded from the computation of the ratio.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
FINANCIAL HIGHLIGHTS
Class R6

Per share operating performance.
For a capital share outstanding throughout each period.

	For the	For the Period
	Six Months Ended	December 28,
	April 30, 2022	2020* through
	(Unaudited)	October 31, 2021
Net asset value, beginning of period	$9.84	$10.00
Income from Investment Operations:
Net investment income[1]	0.04	0.03
Net realized and unrealized gain (loss)	(0.74)	(0.13)
Total from investment operations	(0.70)	(0.10)
Less Distributions:
From net investment income	(0.06)	(0.06)
Total distributions	(0.06)	(0.06)
Net asset value, end of period	$9.08	$9.84
Total return[2]	(7.17)%[3]	(0.91)%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$128,211	$139,281
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.59%[4]	0.73%[4]
After fees waived and expenses absorbed	0.28%[4]	0.28%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.58%[4]	(0.04)%[4]
After fees waived and expenses absorbed	0.89%[4]	0.41%[4]
Portfolio turnover rate	78%[3]	321%[3,5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not Annualized.
[4]	Annualized.
[5]	Securities purchased in-kind were excluded from the computation of the ratio.

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended October 31,
	April 30, 2022
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.09	$9.99	$9.53	$8.97	$9.46	$9.47
Income from Investment Operations:
Net investment income[1]	0.12	0.24	0.23	0.32	0.35	0.39
Net realized and unrealized gain (loss)	(0.62)	0.60	0.48	0.56	(0.49)	(0.04)
Total from investment operations	(0.50)	0.84	0.71	0.88	(0.14)	0.35
Less Distributions:
From net investment income	(0.12)	(0.28)	(0.25)	(0.32)	(0.34)	(0.36)
From net realized gain	(0.24)	(0.46)	—	—	(0.01)	—
Total distributions	(0.36)	(0.74)	(0.25)	(0.32)	(0.35)	(0.36)
Redemption Fee Proceeds[1]	—	—	—	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period	$9.23	$10.09	$9.99	$9.53	$8.97	$9.46
Total return[3]	(5.14)%[4]	8.63%	7.56%	10.00%	(1.43)%	3.83%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$101,151	$79,460	$74,287	$10,641	$10,403	$10,806
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.09%[5]	1.28%	1.48%	1.76%	2.27%	2.49%
After fees waived and expenses absorbed	0.90%[5]	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.31%[5]	2.06%	1.75%	2.56%	2.41%	2.53%
After fees waived and expenses absorbed	2.50%[5]	2.44%	2.33%	3.42%	3.78%	4.12%
Portfolio turnover rate	34%[4]	77%	145%	36%	48%	64%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

North Square Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited)

Note 1 – Organization

The North Square Advisory Research Small Cap Value Fund (“Small Cap Value” or “Small Cap Value Fund”), North Square Altrinsic International Equity Fund (“International Equity” or “International Equity Fund”), North Square McKee Bond Fund (“McKee Bond” or “McKee Bond Fund”), and North Square Strategic Income Fund (“Strategic Income” or “Strategic Income Fund”)(each a “Fund” and collectively the “Funds”) are organized as a series of the North Square Investments Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are diversified funds.

The Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. Effective the close of business on February 21, 2020, the Small Cap Value Fund (the “Successor Fund”) acquired the assets and assumed the liabilities of the Advisory Research Small Cap Value Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, which commenced operations on November 16, 2009.

The International Equity Fund’s primary investment objective is to provide long-term growth of capital. The Fund commenced operations on December 4, 2020.

The McKee Bond Fund’s primary investment objective is to maximize total return and generate consistent outperformance of the Fund’s benchmark, the Bloomberg Intermediate Aggregate Bond Index, with a high quality and highly liquid, well diversified portfolio through opportunistic, risk-controlled management. The Fund’s Class I share commenced operations on December 28, 2020 and Class Y share commenced operations on May 19, 2021. Effective on December 1, 2021, the outstanding Class Y shares of the McKee Bond Fund were renamed as Class I shares, and the previously outstanding Class I shares of the Fund were renamed as Class R6 shares. The ticker symbols of the renamed classes did not change.

The Strategic Income Fund’s primary investment objectives are to seek high current income and to seek long-term capital appreciation.  Effective the close of business on February 21, 2020, the Strategic Income Fund (the “Successor Fund”) acquired the assets and assumed the liabilities of the Advisory Research Strategic Income Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, which commenced operations on December 31, 2012.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2022 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

(b)  Deposits with Broker
When trading derivative instruments, such as forward or futures contracts, the Funds are only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Funds to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Funds’ returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk.

Upon entering into a futures contract (with the exception of futures contracts traded on the London Metal Exchange (“LME”)), and to maintain the Funds’ open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

At April 30, 2022, the Strategic Income Fund had $949,654 in cash and cash equivalents on deposit with brokers for futures.

(c)  Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(d)  Federal Income Taxes
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2022 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2018-2021 the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

(e)  Distributions to Shareholders
The McKee Bond Fund and Strategic Income Fund will make distributions of net investment income monthly. The Advisory Research Small Cap Value Fund and Altrinsic International Equity Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with North Square Investments, LLC (the “Advisor” or “NSI”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. Fees paid to the Advisor for the period ended April 30, 2022 are reported on the Statements of Operations. The annual rates are listed by Fund in the below table:

Fund	Investment Advisory Fees
Small Cap Value Fund	0.70%
International Equity Fund	0.80%
McKee Bond Fund	0.24%
Strategic Income Fund	0.70%

The Advisor engages Advisory Research, Inc. to manage the Small Cap Value Fund, Altrinsic Global Advisors, LLC to manage the International Equity Fund, CSM Advisors, LLC to manage the McKee Bond Fund, and Red Cedar Investment Management, LLC to manage the Strategic Income Fund (each a “Sub Advisor” and collectively the “Sub Advisors”). The Advisor pays the Sub Advisors from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) are limited. The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund and by Class:

		Total Limit on Annual Operating Expenses†
		Class A	Class I	Class R6
Fund	Agreement Expires	Shares	Shares	Shares
Small Cap Value Fund	February 28, 2023	—	0.94%	—
International Equity Fund	February 28, 2023	—	0.97%	—
McKee Bond Fund	February 28, 2023	—	0.47%	0.28%
Strategic Income Fund	February 28, 2023	1.15%*	0.90%	—

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	This class is currently not available for purchase.

The Funds’ advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending thirty-six months after the date of the waiver or payment. This reimbursement may be requested from

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2022 (Unaudited)

the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. For the period ended April 30, 2022, the McKee Bond Fund recouped less than $1 in the Class I shares. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	Small Cap Value	International Equity	McKee Bond – R6	McKee Bond – I	Strategic Income
October 31, 2022	$75,274	$—	$—	$—	$92,526
October 31, 2023	$75,703	$—	$—	$—	$273,154
October 31, 2024	$41,636	$124,314	$245,194	$7	$296,122
October 31, 2025	$17,061	$79,355	$211,925	$4	$90,859
Total	$209,674	$203,669	$457,119	$11	$752,661

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as the Funds’ fund accountant, transfer agent and administrator. U.S. Bank, N.A., serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period ended April 30, 2022 are reported on the Statements of Operations.

Compass Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution related services.

Cipperman Compliance Services provides Chief Compliance Officer (“CCO”) services to the Funds. The Funds’ allocated fees incurred for CCO services for the period ended April 30, 2022 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At October 31, 2021, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Small Cap Value	International Equity	McKee Bond	Strategic Income
Cost of investments	$8,014,095	$42,645,206	$142,763,477	$74,414,691
Gross unrealized appreciation	$2,233,840	$3,115,329	$186,310	$5,225,871
Gross unrealized depreciation	(149,723)	(1,526,399)	(1,241,335)	(426,500)
Net unrealized appreciation
(depreciation) on investments	$2,084,117	$1,588,930	$(1,055,025)	$4,799,371

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2021, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss (total distributable earnings) as follows:

	Increase (Decrease)
		Total
		Distributable
	Paid In Capital	Earnings
Small Cap Value	$67,188	$(67,188)
International Equity	$—	$—
McKee Bond	$(2,850)	$2,850
Strategic Income	$106,524	$(106,524)

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2022 (Unaudited)

As of October 31, 2021, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	Small Cap Value	International Equity
Undistributed ordinary income	$84,780	$791,255
Undistributed long-term gains	633,842	—
Accumulated earnings	$718,622	$791,255
Accumulated capital and other losses	—	—
Unrealized appreciation (depreciation) on foreign currency	—	(2,775)
Unrealized appreciation (depreciation) on investments	2,084,117	1,588,930
Total accumulated earnings	$2,802,739	$2,377,410

	McKee Bond	Strategic Income
Undistributed ordinary income	$—	$1,249,065
Undistributed long-term gains	—	530,784
Accumulated earnings	$—	$1,779,849
Accumulated capital and other losses	(345,632)	—
Unrealized appreciation (depreciation) on foreign currency	—	(44)
Unrealized appreciation (depreciation) on investments	(1,055,024)	4,799,371
Total accumulated earnings (losses)	$(1,400,656)	$6,579,176

The tax character of distributions paid during the period ended April 30, 2022 and fiscal year ended October 31, 2021 were as follows:

	Small Cap Value		International Equity
	April 30,	October 31,	April 30,	October 31,
Distributions paid from:	2022	2021	2022	2021
Ordinary income	$93,686	$47,928	$831,136	$22,954
Net long-term capital gains	633,845	466,559	—	—
Total distributions paid	$727,531	$514,487	$831,136	$22,954

	McKee Bond		Strategic Income
	April 30,	October 31,	April 30,	October 31,
Distributions paid from:	2022	2021	2022	2021
Ordinary income	$835,602	$472,848	$2,519,215	$5,252,612
Net long-term capital gains	—	—	530,861	251,905
Total distributions paid	$835,602	$472,848	$3,050,076	$5,504,517

As of October 31, 2021, the McKee Bond Fund has $345,632 short-term capital loss carryforwards.

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions

For the period ended April 30, 2022, purchases and sales of investments were as follows:

	Purchases	Sales
Small Cap Value Fund	$25,865,595	$11,306,371
International Equity Fund	$32,948,792	$5,709,018
McKee Bond Fund	$123,248,818	$119,257,446
Strategic Income Fund	$106,063,642	$78,601,464

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period ended April 30, 2022, shareholder servicing fees incurred are disclosed on the Statements of Operations.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2022 (Unaudited)

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2022, in valuing the Funds’ assets carried at fair value:

Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$22,118,655	$—	$—	$22,118,655
Short-Term Investment	147,277	—	—	147,277
Total Investments	$22,265,932	$—	$—	$22,265,932

International Equity Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Bermuda	$1,716,113	$—	$—	$1,716,113
Canada	1,108,212	—	—	1,108,212
China	668,892	1,917,134	—	2,586,026
France	—	8,275,642	—	8,275,642
Germany	—	5,005,125	—	5,005,125
India	726,398	—	—	726,398
Ireland	3,645,054	602,121	—	4,247,175
Israel	1,454,987	—	—	1,454,987
Japan	—	9,950,803	—	9,950,803
Netherlands	—	4,574,094	—	4,574,094
Republic of Korea	—	2,359,593	—	2,359,593
Singapore	—	1,242,133	—	1,242,133
Spain	—	983,010	—	983,010
Sweden	—	628,291	—	628,291
Switzerland	2,051,907	7,135,483	—	9,187,390
United Kingdom	4,349,201	4,939,258	—	9,288,459
United States	475,530	—	—	475,530
Preferred Stock
Germany	—	831,346	—	831,346
Short-Term Investment	2,882,518	—	—	2,882,518
Total Investments	$19,078,812	$48,444,033	$—	$67,522,845

McKee Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$—	$9,753,781	$—	$9,753,781
Corporate Bonds[1]	—	34,174,723	—	34,174,723
Mortgage Backed Securities	—	50,707,106	572,593	51,279,699
U.S. Government Agency Issues	—	23,446,217	—	23,446,217
U.S. Government Notes/Bonds	—	5,290,163	—	5,290,163
Foreign Government Agency Issues	—	1,979,690	—	1,979,690
Certificates of Deposit	—	1,535,237	—	1,535,237
Short-Term Investment	946,931	—	—	946,931
Total Investments	$946,931	$126,886,917	$572,593	$128,406,441

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2022 (Unaudited)

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1,2]	$3,943,896	$—	$—	$3,943,896
Purchased Call Option	519,375	—	—	519,375
Asset Backed Securities	—	14,782,597	—	14,782,597
Corporate Bonds[2]	—	52,627,706	—	52,627,706
U.S. Government Notes/Bonds	—	2,827,059	—	2,827,059
Foreign Government Notes/Bonds	—	1,303,506	—	1,303,506
Mortgage Backed Securities	—	17,525,440	—	17,525,440
Short-Term Investment	6,289,265	—	—	6,289,265
Total Investments	$10,752,536	$89,066,308	$—	$99,818,844
Futures Contracts**
Long	$(1,112,021)	$—	$—	$(1,112,021)
Short	2,061,675	—	—	2,061,675
Total Futures Contracts	$949,654	$—	$—	$949,654

[1]	All common stocks held in the Fund are Level 1 securities.
[2]	For a detailed break-out of common stocks and corporate bonds by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	The fair value of the Fund’s futures contracts represents the net unrealized appreciation (depreciation) at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	McKee Bond Fund	Strategic Income Fund
Beginning balance October 31, 2021	$597,433	$655,358
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	(585,828)	—
Total realized gain (loss)	—	(4,247)
Total unrealized appreciation (depreciation)	(15,088)	(279)
Net purchases	576,076	—
Net sales	—	(650,832)
Balance as of April 30, 2022	$572,593	$—

Note 9 – Derivative and Other Financial Instruments

At April 30, 2022, the North Square Strategic Income Fund held derivative and other financial instruments which are not subject to a master netting arrangement.  As the tables below illustrate, no positions are netted in the Fund’s financial statements:

Assets:				Gross Amounts not offset in the Statement of Assets and Liabilities

		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the		Collateral
	of Recognized	Statement of Assets	Statement of Assets	Financial	Received
Description	Assets	and Liabilities	and Liabilities	Instruments	(Pledged)	Net Amount
Futures contracts*	$445,292	$—	$445,292	$—	$(445,292)	$—
Total	$445,292	$—	$445,292	$—	$(445,292)	$—

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2022 (Unaudited)

Liabilities:				Gross Amounts not offset in the Statement of Assets and Liabilities

		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the		Collateral
	of Recognized	Statement of Assets	Statement of Assets	Financial	Received
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Pledged)	Net Amount
Futures contracts*	$119,000	$—	$119,000	$—	$(119,000)	$—
Total	$119,000	$—	$119,000	$—	$(119,000)	$—

*	Reflects the current day variation margin as reported on the Fund’s statement of assets and liabilities.

The following table presents the fair value of derivative instruments for the North Square Strategic Income Fund as of April 30, 2022 as presented on the Fund’s statement of assets and liabilities:

	Fair Value		Net Unrealized
			Gain (Loss) on
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities	Open Positions
North Square Strategic Income Fund
Futures Contracts*
Long Contracts
Interest Rate	$—	$1,112,021	$(1,112,021)
Total Long Contracts	—	1,112,021	(1,112,021)
Short Contracts
Equity	$720,736	$—	$720,736
Foreign Exchange	156,059	—	156,059
Interest Rate	1,184,880	—	1,184,880
Total Short Contracts	2,061,675	—	2,061,675
Total Futures Contracts	$2,061,675	$1,112,021	$949,654
Option Contracts
Purchased Option Contracts	$519,375	$—	$(446,523)
Total Option Contracts	$519,375	$—	$(446,523)

*
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's statement of assets and liabilities.

The following table presents the results of the derivative trading and information related to volume for the six months ended April 30, 2022 for the North Square Strategic Income Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s statement of operations.

	Gain (Loss) from Trading
		Net Change
Fund and Type of Derivative Instrument	Net Realized	in Unrealized
North Square Strategic Income Fund
Futures Contracts
Equity	$3,005,106	$1,131,106
Foreign Exchange	(22,042)	156,059
Interest rate	835,130	(13,427)
Total Futures Contracts	$3,818,194	$1,273,738
Option Contracts
Purchased Option Contracts*	$(2,807,868)	$(446,523)
Total Option Contracts	$(2,807,868)	$(446,523)

*	Purchased options are included in the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2022 (Unaudited)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts held in the Strategic Income Fund during the period ended April 30, 2022 were:

	Average Notional
	Long	Short
Futures contracts	$8,867,444	$57,216,907
Options	13,337	(82,313)

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Note 10 – Accounting Regulations

Rule 18f-4

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds will be required to comply with Rule 18f-4 by August 19, 2022.  It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s).  When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

Rule 2a-5

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

Rule 12d1-4

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2022.

London Interbank Offered Rate (“LIBOR”)

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

North Square Funds
SUPPLEMENTAL INFORMATION

Trustees and Officers Information
Additional information about the Trustees is included in each Fund’s Statement of Additional Information which is available, without charge, upon request by calling (855) 551-5521 or on the Funds’ website at www.northsquareinvest.com. The Trustees and officers of each Fund and their principal occupations during the past five years are as follows:

Number of
Portfolios
				in Fund	Other Directorship/
Name, Address[a],				Complex	Trusteeship
Year of Birth and		Term of Office		Overseen	Positions held by
Position(s) with	Position with	and Length of	Principal Occupations During	by	Trustee During
the Trust	the Trust	Time Served[b]	the Past Five Years or Longer	Trustee[c]	the Past 5 Years
Independent Trustees
David B. Boon	Trustee	08/2018 to present	Chief Financial Officer and Managing	12	None
(1960)			Director, Eagle Capital Management, LLC
(since 2018); Chief Financial Officer and
Partner, Cedar Capital, LLC (2013 – 2018).
Donald J. Herrema	Chairman of the	08/2018 to present	Vice Chair and Chief Investment Officer,	12	Chairman and Director
(1952)	Board and Trustee		Independent Life Insurance Company		Emeritus, TD Funds
			(since 2018); Financial Services Executive,		USA (2009 – 2019);
			Advisor and Founder of BlackSterling		Director, Abel Noser
			Partners, LLC (private investments and		Holdings, LLC (since
			advisory firm) (since 2004); Executive Vice		2016); Member, USC
			Chairman and Senior Advisor at Kennedy		Marshall Business School
			Wilson (real estate investment company)		Board (since 2010);
			(2009 – 2016).		President and Trustee,
Christ Church
(2008 – 2016); Director,
Lepercq de Neuflize
(2009 – 2016); Chairman
and Trustee Emeritus
(since 2014), Director,
FEG Investment Advisors
(since 2017); Director,
Independent Life
Insurance Company
(since 2018).
Catherine A. Zaharis	Trustee	08/2018 to present	Professor of Practice (since 2019), Director,	12	Director, The
(1960)			Professional/Employer Development,		Vantagepoint Funds
			Finance Department (2015 – 2019), Adjunct		(2015 – 2016).
Lecturer (2010 – 2019), and Business Director,
MBA Finance Career Academy (2008 – 2015),
University of Iowa, Tippie College of Business;
Chair (2013 – 2016), Director (1999 – 2016),
and Investment Committee Member
(1999 – 2013) and Chair (2003 – 2013),
University of Iowa Foundation.
Interested Trustees[d]
Mark D. Goodwin	Trustee and	08/2018 to present	Chief Executive Officer, North Square	12	None
(1964)	President		Investments LLC (since July 2018); President
and Chief Operating Officer (2015 – July 2018)
and Executive Vice President (2014 – 2015),
Oak Ridge Investments, LLC.

North Square Funds
SUPPLEMENTAL INFORMATION – Continued

Number of
Portfolios
				in Fund	Other Directorship/
Name, Address[a],				Complex	Trusteeship
Year of Birth and		Term of Office		Overseen	Positions held by
Position(s) with	Position with	and Length of	Principal Occupations During	by	Trustee During
the Trust	the Trust	Time Served[b]	the Past Five Years or Longer	Trustee[c]	the Past 5 Years
Officers of the Trust
Alan E. Molotsky	Treasurer	08/2018 to present	Chief Financial Officer, Chief Compliance	N/A	N/A
(1956)	and		Officer (July 2018 – March 2021), General
	Secretary		Counsel and Senior Managing Director,
North Square Investments, LLC (since July 2018);
Chief Financial Officer, Chief Compliance Officer,
General Counsel and Executive Vice President,
Oak Ridge Investments LLC (2004 – July 2018).
David J. Gaspar	Vice	08/2018 to present	Chief Operations and Information Officer and	N/A	N/A
(1954)	President		Senior Managing Director, North Square
Investments, LLC (since July 2018); Chief
Operations Officer, Chief Information Officer,
Chief Information Security Officer and Executive
Vice President, Oak Ridge Investments, LLC
(2000 – July 2018).
Douglas N. Tyre	Chief	09/2018 to present	Assistant Compliance Director, Cipperman	N/A	N/A
(1980)	Compliance		Compliance Services, LLC (since 2014).
Officer

a.	The business address of each Trustee and officer is c/o North Square Investments, LLC, 10 South LaSalle Street, Suite 1925, Chicago, Illinois 60603.
b.	Trustees and officers serve until their successors are duly elected and qualified.
c.
The term “Fund Complex” applies to the twelve portfolios that currently comprise the Trust, which consists of the four Funds, the North Square Spectrum Alpha Fund, the North Square Advisory Research Small Cap Growth Fund, the North Square Preferred and Income Securities Fund, the North Square Multi Strategy Fund, the North Square Dynamic Small Cap Fund, the North Square Tactical Defensive Fund, the North Square Tactical Growth Fund, and the North Square Trilogy Alternative Return Fund.

d.	Mr. Goodwin is considered to be an “interested person” of the Trust as that term is defined in the 1940 Act by virtue of his positions with the Adviser.

North Square Funds
SUPPLEMENTAL INFORMATION – Continued

Liquidity Risk Management Program

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the North Square Investments Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for the funds within the Trust (the “Funds”). The Program seeks to assess and manage each Funds’ liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that each Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Funds’ investment adviser as the administrator for the Program (the “Trust Program Administrator”).

At its meeting on December 8-9, 2021, the Board received and reviewed a written report (the “Report”) from the Trust’s Vice President, on behalf of the Trust Program Administrator, concerning the operation of the Program for the period of October 1, 2020 through September 30, 2021 (the “Period”). The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following: (1) the periodic assessment (no less frequently than annually) of certain factors that influence each Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.

The Report summarized the operation of the Program and the information and factors considered by the Trust Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. The Report considered each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions using certain factors required by the Rule and the Program, to the extent deemed appropriate by the Trust Program Administrator. The Report stated that the Funds have retained ICE Data Services, a third-party vendor, to provide a liquidity risk classification specified by the Rule. The Report also noted that each Fund primarily held investments that were classified as highly liquid during the review period and that each Fund’s portfolio is expected to continue to primarily hold highly liquid investments. Thus, the Trust Program Administrator concluded in the Report that each Fund is considered a “primarily highly liquid fund” (as defined in the Rule and Program) and each Fund can therefore rely on the exclusion in the Rule from the requirements to establish an HLIM and to adopt policies and procedures for responding to a HLIM shortfall. There were no material changes to the Program during the Period.

Based on its review, the Report of the Trust Program Administrator concluded that the Program is reasonably designed to assess and manage liquidity risk and has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to each Funds’ liquidity developments.

North Square Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2022 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from November 1, 2021 to April 30, 2022.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Small Cap Value Fund		11/1/21	4/30/22	11/1/21 – 4/30/22
Class I	Actual Performance	$1,000.00	$ 925.50	$4.51
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.11	$4.73

*
Expenses are equal to the Fund’s annualized expense ratios of 0.94% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
International Equity Fund		11/1/21	4/30/22	11/1/21 – 4/30/22
Class I	Actual Performance	$1,000.00	$ 913.80	$4.60
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.98	$4.86

*
Expenses are equal to the Fund’s annualized expense ratios of 0.97% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since the commencement of operations). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

North Square Funds
EXPENSE EXAMPLES – Continued
For the Six Months Ended April 30, 2022 (Unaudited)

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
McKee Bond Fund		11/1/21	4/30/22	11/1/21 – 4/30/22
Class I	Actual Performance	$1,000.00	$ 927.40	$2.25
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.46	$2.36
Class R6	Actual Performance	$1,000.00	$ 928.30	$1.34
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.41	$1.40

*
Expenses are equal to the Fund’s annualized expense ratios of 0.47% and 0.28% for Class I and Class R6, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since the commencement of operations). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Strategic Income Fund		11/1/21	4/30/22	11/1/21 – 4/30/22
Class I	Actual Performance	$1,000.00	$ 948.60	$4.35
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.33	$4.51

*
Expenses are equal to the Fund’s annualized expense ratios of 0.90% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

(This Page Intentionally Left Blank.)

North Square Funds

Advisor
North Square Investments, LLC
10 South LaSalle Street, Suite 1925
Chicago, Illinois 60603

Sub-Advisor	Sub-Advisor
Advisory Research, Inc.	Red Cedar Investment Management, LLC
Two Prudential Plaza	333 Bridge Street NW, Suite 601
180 North Stetson Avenue, Suite 5500	Grand Rapids, Michigan 49504
Chicago, Illinois 60601

Sub-Advisor	Sub-Advisor
Altrinsic Global Advisors, LLC	CSM Advisors, LLC
8 Sound Shore Drive, 3rd Floor	One Gateway Center, 8th Floor
Greenwich, Connecticut 06830	Pittsburgh, Pennsylvania 15222

 Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 300
Milwaukee, Wisconsin 53212

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Compass Distributors LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

Fund Name		Ticker	CUSIP
North Square Advisory Research All Cap Value Fund	Class I	ADVGX	66263L775
North Square Altrinsic International Equity Fund	Class I	NSIVX	66263L767
North Square McKee Bond Fund	Class I	NMKBX	66263L759
North Square McKee Bond Fund	Class R6	NMKYX	66263L643
North Square Strategic Income Fund	Class I	ADVNX	66263L791

Privacy Principles of the North Square Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the North Square Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330. The Funds’ Forms N-Q or Part F of Form N-PORT may also be obtained by calling toll-free (855) 551-5521 or by visiting the Funds’ website at www.northsquareinvest.com/fund-reports-holdings.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 551-5521.

North Square Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201
1-855-551-5521

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Square Investments Trust

By:          /s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:      July 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:      July 5, 2022

By:          /s/Alan E. Molotsky
Alan E. Molotsky,
Treasurer

Date:      July 5, 2022